UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

Semi-Annual Report                                                     BLACKROCK

APRIL 30, 2008 | (UNAUDITED)

BlackRock MuniYield Fund, Inc. (MYD)
BlackRock MuniYield Insured Fund, Inc. (MYI)
BlackRock MuniYield Quality Fund, Inc. (MQY)
BlackRock MuniYield Quality Fund II, Inc. (MQT)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Reports:
Fund Summaries ...........................................................     4
The Benefits and Risks of Leveraging .....................................     8
Swap Agreements ..........................................................     8
Financial Statements:
   Schedules of Investments ..............................................     9
   Statements of Assets and Liabilities ..................................    31
   Statements of Operations ..............................................    33
   Statements of Changes in Net Assets ...................................    34
   Statements of Cash Flows ..............................................    37
Financial Highlights .....................................................    38
Notes to Financial Statements ............................................    42
Officers and Directors ...................................................    48
Additional Information ...................................................    49


2                SEMI-ANNUAL REPORT               APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                                      6-month         12-month
================================================================================================================================
U.S. equities (S&P 500 Index)                                                                           - 9.64%          - 4.68%
--------------------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                            -12.92           -10.96
--------------------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                                       - 9.21           - 1.78
--------------------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                                     + 4.08           + 6.87
--------------------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                                          + 1.47           + 2.79
--------------------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)                     - 0.73           - 0.80
--------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2008 (Unaudited)     BlackRock MuniYield Fund, Inc.

Investment Objective

BlackRock MuniYield Fund, Inc. (MYD) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +2.96% based on market price, with dividends reinvested. The Fund's return based on net asset value ("NAV") was -3.14%, with dividends reinvested. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of -2.54% on a NAV basis. Recent underperformance reflects the Fund's neutral duration position, as municipal bond yields rose (and prices correspondingly fell) during the period. Performance was also negatively impacted by the Fund's above-average exposure to lower-rated issues, which underperformed amid continued widening in credit spreads. However, the incremental income generated by these issues allowed the Fund's distribution yield to remain well above that of the Lipper peer average.

Fund Information

Symbol on New York Stock Exchange ...........................         MYD
Initial Offering Date .......................................  November 29, 1991
Yield on Closing Market Price as of April 30, 2008 ($13.71)*         5.95%
Tax Equivalent Yield** ......................................        9.15%
Current Monthly Distribution per share of Common Stock*** ...       $0.068
Current Annualized Distribution per share of Common Stock***        $0.816
Leverage as of April 30, 2008**** ...........................         39%
--------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Stock was decreased to $0.064. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Stock ("Preferred Stock") and Tender Option Bond Trusts ("TOBs")) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                           4/30/08    10/31/07    Change      High       Low
--------------------------------------------------------------------------------
Market Price ..........   $   13.71  $   13.72    (0.07%)  $   14.90  $   12.74
Net Asset Value .......   $   13.50  $   14.36    (5.99%)  $   14.40  $   12.94
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Sector                                                      4/30/08    10/31/07
--------------------------------------------------------------------------------
Hospital .........................................            18%         17%
Transportation ...................................            17          20
City, County & State .............................            14          15
Industrial & Pollution Control ...................            14          15
Education ........................................             8           5
Housing ..........................................             8           4
Power ............................................             7           8
Sales Tax ........................................             6           7
Tobacco ..........................................             4           3
Lease Revenue ....................................             3           3
Water & Sewer ....................................             1           2
Resource Recovery ................................            --           1
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                               4/30/08    10/31/07
--------------------------------------------------------------------------------
AAA/Aaa ..........................................            40%         40%
AA/Aa ............................................            17          17
A/A ..............................................            13          11
BBB/Baa ..........................................             8          10
BB/Baa ...........................................             2           1
B/B ..............................................             3           4
CCC/Caa ..........................................             2           2
Not Rated** ......................................            15          15
--------------------------------------------------------------------------------

* Using the higher of Standard & Poor's or Moody's Investors Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $26,663,652 representing 3% and $28,842,801 representing 3%, respectively, of the Fund's long-term investments.


4                SEMI-ANNUAL REPORT               APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited)
                                          BlackRock MuniYield Insured Fund, Inc.

Investment Objective

BlackRock MuniYield Insured Fund, Inc. (MYI) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +1.51% based on market price, with dividends reinvested. The Fund's return based on NAV was -4.92%, with dividends reinvested. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of -1.58% on a NAV basis. Comparative performance was hindered by the Fund's relatively longer duration. Also detracting from results were the Fund's alternative minimum tax (AMT) and prepaid natural gas utility holdings, which underperformed the AAA-rated municipal bond scale. Conversely, the Fund's relatively higher yield aided performance.

Fund Information

Symbol on New York Stock Exchange .............................         MYI
Initial Offering Date .........................................   March 27, 1992
Yield on Closing Market Price as of April 30, 2008 ($12.90)* ..        5.21%
Tax Equivalent Yield** ........................................        8.02%
Current Monthly Distribution per share of Common Stock*** .....       $0.056
Current Annualized Distribution per share of Common Stock*** ..       $0.672
Leverage as of April 30, 2008**** .............................         44%
--------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                           4/30/08    10/31/07    Change      High       Low
--------------------------------------------------------------------------------
Market Price ..........   $   12.90   $   13.04   (1.07%)  $   13.77  $   11.94
Net Asset Value .......   $   13.50   $   14.57   (7.34%)  $   14.69  $   12.47
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Sector                                                      4/30/08     10/31/07
--------------------------------------------------------------------------------
Transportation ...................................            33%          30%
City, County & State .............................            19           16
Power ............................................            10           14
Hospital .........................................            10            9
Sales Tax ........................................             7            7
Housing ..........................................             6            7
Education ........................................             5            5
Lease Revenue ....................................             4            4
Water & Sewer ....................................             3            4
Industrial & Pollution Control ...................             2            3
Resource Recovery ................................             1            1
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating   4/30/08 10/31/07
--------------------------------------------------------------------------------
AAA/Aaa ..........................................            71%          83%
AA/Aa ............................................             9            7
A/A ..............................................            15            6
BBB/Baa ..........................................             3            2
Not Rated** ......................................             2            2
--------------------------------------------------------------------------------

* Using the higher of Standard & Poor's or Moody's Investors Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $26,663,652 representing 3% and $28,842,801 representing 3%, respectively, of the Fund's long-term investments.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               5

Fund Summary as of April 30, 2008 (Unaudited)
                                          BlackRock MuniYield Quality Fund, Inc.

Investment Objective

BlackRock MuniYield Quality Fund, Inc. (MQY) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, high-grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +5.37% based on market price, with dividends reinvested. The Fund's return based on NAV was -2.02%, with dividends reinvested. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of -1.58% on a NAV basis. Fund performance was negatively impacted by two key factors: above-average exposure to the longer end of the yield curve, which underperformed as long-term rates increased and short-term rates declined; and above-average exposure to bonds insured by certain monoline insurance companies, which experienced unprecedented downgrades from their AAA ratings.

Fund Information

Symbol on New York Stock Exchange .............................         MQY
Initial Offering Date .........................................   June 26, 1992
Yield on Closing Market Price as of April 30, 2008 ($13.49)* ..        5.07%
Tax Equivalent Yield** ........................................        7.80%
Current Monthly Distribution per share of Common Stock*** .....       $0.057
Current Annualized Distribution per share of Common Stock*** ..       $0.684
Leverage as of April 30, 2008**** .............................         42%
--------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                           4/30/08    10/31/07    Change      High       Low
--------------------------------------------------------------------------------
Market Price ..........   $   13.49   $   13.20    2.20%   $   14.15  $   12.32
Net Asset Value .......   $   14.14   $   14.88   (4.97%)  $   15.11  $   13.18
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Sector                                                      4/30/08     10/31/07
--------------------------------------------------------------------------------
City, County & State .............................            24%          24%
Transportation ...................................            23           22
Water & Sewer ....................................            11            9
Industrial & Pollution Control ...................             9            9
Hospital .........................................             8            8
Education ........................................             8            9
Sales Tax ........................................             7            8
Power ............................................             3            4
Lease Revenue ....................................             3            3
Housing ..........................................             3            2
Tobacco ..........................................             1            2
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                               4/30/08     10/31/07
--------------------------------------------------------------------------------
AAA/Aaa ..........................................            74%          83%
AA/Aa ............................................            12            7
A/A ..............................................            10            6
BBB/Baa ..........................................             2            2
Not Rated** ......................................             2            2
--------------------------------------------------------------------------------

* Using the higher of Standard & Poor's or Moody's Investors Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $23,697,906 representing 3% and $45,095,000 representing 6%, respectively, of the Fund's long-term investments.


6                SEMI-ANNUAL REPORT               APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited)
                                       BlackRock MuniYield Quality Fund II, Inc.

Investment Objective

BlackRock MuniYield Quality Fund II, Inc. (MQT) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, high-grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes. The Fund invests primarily in insured municipal bonds.

Performance

For the six months ended April 30, 2008, the Fund returned +1.39% based on market price, with dividends reinvested. The Fund's return based on NAV was -2.52%, with dividends reinvested. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of -1.58% on a NAV basis. Fund performance was negatively impacted by two key factors: above-average exposure to the longer end of the yield curve, which underperformed as long-term rates increased and short-term rates declined; and above-average exposure to bonds insured by certain monoline insurance companies, which experienced unprecedented downgrades from their AAA ratings.

Fund Information

Symbol on New York Stock Exchange .............................         MQT
Initial Offering Date .........................................  August 28, 1992
Yield on Closing Market Price as of April 30, 2008 ($11.46)* ..        5.24%
Tax Equivalent Yield** ........................................        8.06%
Current Monthly Distribution per share of Common Stock*** .....       $0.050
Current Annualized Distribution per share of Common Stock*** ..       $0.600
Leverage as of April 30, 2008**** .............................         42%
--------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                           4/30/08    10/31/07    Change      High       Low
--------------------------------------------------------------------------------
Market Price ..........   $   11.46   $   11.60   (1.21%)  $   12.20  $   10.60
Net Asset Value .......   $   12.51   $   13.17   (5.01%)  $   13.44  $   11.56
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Sector                                                      4/30/08     10/31/07
--------------------------------------------------------------------------------
Transportation ...................................            27%          27%
City, County & State .............................            18           19
Education ........................................             8            7
Power ............................................             8            9
Sales Tax ........................................             8            8
Housing ..........................................             7            7
Hospital .........................................             7            7
Water & Sewer ....................................             6            5
Industrial & Pollution Control ...................             5            5
Lease Revenue ....................................             3            4
Tobacco ..........................................             2            2
Resource Recovery ................................             1           --
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                               4/30/08     10/31/07
--------------------------------------------------------------------------------
AAA/Aaa ..........................................            73%          85%
AA/Aa ............................................            14            9
A/A ..............................................            11            6
BBB/Baa ..........................................             1           --
Not Rated** ......................................             1           --
--------------------------------------------------------------------------------

* Using the higher of Standard & Poor's or Moody's Investors Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $23,697,906 representing 3% and $45,095,000 representing 6%, respectively, of the Fund's long-term investments.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               7

The Benefits and Risks of Leveraging

BlackRock MuniYield Fund, Inc., BlackRock MuniYield Insured Fund, Inc., BlackRock MuniYield Quality Fund, Inc. and BlackRock MuniYield Quality Fund II, Inc. (each a "Fund" and, collectively, the "Funds") utilize leverage to seek to enhance the yield and NAV of their Common Stock. However, these objectives cannot be achieved in all interest rate environments.

To leverage, each Fund issues Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of each Fund's Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund's Common Stock capitalization of $100 million and the issuance of Preferred Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Stock based on the lower short-term interest rates. At the same time, the fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Preferred Stock shareholders are significantly lower than the income earned on the fund's long-term investments, and therefore the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the fund's Common Stock (that is, its price as listed on the New York Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock's NAV will reflect the full decline in the price of the portfolio's investments, since the value of the fund's Preferred Stock does not fluctuate. In addition to the decline in NAV, the market value of the fund's Common Stock may also decline.

In addition, the Funds may from time to time leverage their assets through the use of tender option bond ("TOB") programs. In a typical TOB program, the Fund transfers one or more municipal bonds to a TOB trust, which issues short-term variable rate securities to third-party investors and a residual interest to the Fund. The cash received by the TOB trust from the issuance of the short-term securities (less transaction expenses) is paid to the Fund, which invests the cash in additional portfolio securities. The distribution rate on the short-term securities is reset periodically (typically every seven days) through a remarketing of the short-term securities. Any income earned on the bonds in the TOB trust, net of expenses incurred by the TOB trust, that is not paid to the holders of the short-term securities is paid to the Fund. In connection with managing the Funds' assets, the Funds' investment advisor may at any time retrieve the bonds out of the TOB trust typically within seven days. TOB investments generally will provide the Fund with economic benefits in periods of declining short-term interest rates, but expose the Fund to risks during periods of rising short-term interest rates similar to those associated with Preferred Stock issued by the Fund, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds' NAVs per share. (See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOB trusts.)

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Stock in an amount of up to 50% of their total managed assets at the time of issuance. Each Fund also anticipates that its total economic leverage will not exceed 50% of its total managed assets. Economic leverage includes Preferred Stock and TOBs. As of April 30, 2008, BlackRock MuniYield Fund, Inc., BlackRock MuniYield Insured Fund, Inc., BlackRock MuniYield Quality Fund, Inc. and BlackRock MuniYield Quality Fund II, Inc. had economic leverage of 39%, 44%, 42% and 42% of managed assets, respectively.

Swap Agreements

The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.


8                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)
                                                  BlackRock MuniYield Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Alabama -- 2.8%
Birmingham, Alabama, Special Care Facilities
   Financing Authority, Revenue Refunding Bonds
   (Ascension Health Credit), Series C-2,
   5%, 11/15/36                                                                       $ 4,540                   $   4,465,317
                                                                                                                -------------
Jefferson County, Alabama, Limited Obligation
   School Warrants, Series A, 5.50%, 1/01/22 (r)                                        5,250                       4,869,270
Tuscaloosa, Alabama, Special Care Facilities
   Financing Authority, Residential Care Facility
   Revenue Bonds (Capstone Village, Inc. Project),
   Series A (r):
      5.625%, 8/01/25                                                                   2,200                       1,942,578
      5.875%, 8/01/36                                                                   6,425                       5,677,259
                                                                                                                -------------
                                                                                                                   16,954,424
=============================================================================================================================
Arizona -- 12.9%
Arizona State Transportation Board, Highway Revenue
   Bonds, Sub-Series A:
      5%, 7/01/21                                                                       5,825                       6,099,824
      5%, 7/01/22                                                                       7,030                       7,301,499
      5%, 7/01/23                                                                       5,240                       5,459,661
Maricopa County, Arizona, IDA, Education Revenue
   Bonds (Arizona Charter Schools Project 1),
   Series A, 6.75%, 7/01/29                                                             3,300                       2,985,411
Maricopa County, Arizona, IDA, M/F Housing Revenue
   Refunding Bonds (CRS Pine Ridge Housing
Corporation), Series A-1 (a)(b):
      6%, 10/20/31                                                                      5,000                       5,119,800
      6.05%, 10/20/36                                                                   5,000                       5,057,300
Phoenix, Arizona, IDA, Airport Facility, Revenue
   Refunding Bonds (America West Airlines Inc.
   Project), AMT:
      6.25%, 6/01/19                                                                    3,000                       2,629,320
      6.30%, 4/01/23                                                                    5,090                       4,450,849
Phoenix, Arizona, IDA, M/F Housing Revenue Bonds
   (Summit Apartments LLC Project)(b):
      6.25%, 7/20/22                                                                    1,610                       1,686,652
      6.45%, 7/20/32                                                                    1,425                       1,479,150
      6.55%, 7/20/37                                                                    1,305                       1,350,257
Pima County, Arizona, IDA, Education Revenue
   Refunding Bonds (Arizona Charter Schools
   Project II), Series A:
      6.75%, 7/01/11 (c)                                                                  570                         636,701
      6.75%, 7/01/31                                                                      775                         783,463
Pima County, Arizona, IDA, Revenue Bonds (Tucson
   Electric Power Company), Series A,
   6.375%, 9/01/29                                                                      3,000                       3,017,610
Salt Verde Financial Corporation, Arizona, Senior
   Gas Revenue Bonds:
      5%, 12/01/32                                                                     10,020                       9,097,960
      5%, 12/01/37                                                                     11,525                      10,302,082
Vistancia Community Facilities District, Arizona, GO:
      5.50%, 7/15/20                                                                    3,000                       2,973,450
      5.75%, 7/15/24                                                                    2,125                       2,107,108
Yavapai County, Arizona, IDA, Hospital Facility
   Revenue Bonds (Yavapai Regional Medical Center),
   Series A, 6%, 8/01/33                                                                5,900                       5,938,881
                                                                                                                -------------
                                                                                                                   78,476,978
=============================================================================================================================
California -- 11.5%
California State, GO, 5%, 4/01/31 (d)                                                      10                          10,117
California State, GO, Refunding, 5%, 6/01/32                                           11,335                      11,359,144
California State Public Works Board, Lease
   Revenue Bonds:
      (Department of Corrections), Series C,
         5%, 6/01/25                                                                    2,000                       2,014,440
      (Department of Mental Health -- Coalinga
         State Hospital), Series A, 5.125%, 6/01/29                                     4,500                       4,526,640
California State, Various Purpose, GO:
      5.25%, 11/01/25                                                                   6,800                       7,022,768
      5.50%, 11/01/33                                                                   5,550                       5,725,103
Golden State Tobacco Securitization Corporation of
   California, Tobacco Settlement Revenue Bonds (c):
      Series A-3, 7.875%, 6/01/13                                                       5,500                       6,603,465
      Series A-4, 7.80%, 6/01/13                                                        7,500                       8,979,900
Golden State Tobacco Securitization Corporation of
   California, Tobacco Settlement Revenue Refunding
   Bonds, Senior Series A-1, 5.125%, 6/01/47                                            5,965                       4,806,358
Sacramento County, California, Airport System
   Revenue Bonds, AMT, Senior Series B, 5.25%,
   7/01/39 (e)                                                                          6,135                       6,046,533
Santa Clara, California, Subordinated Electric
   Revenue Bonds, Series A, 5%, 7/01/22 (f)                                             5,145                       5,295,646
University of California Revenue Bonds (Multiple
   Purpose Projects), Series Q, 5%, 9/01/21 (e)                                         7,465                       7,759,718
                                                                                                                -------------
                                                                                                                   70,149,832
=============================================================================================================================
Colorado -- 8.0%
Colorado Educational and Cultural Facilities Authority,
   Revenue Refunding Bonds (University of Denver
   Project), Series B, 5.25%, 3/01/16 (c)(g)                                            3,245                       3,632,745
Colorado HFA, Revenue Refunding Bonds
   (S/F Program), AMT, Series D-2, 6.90%, 4/01/29                                         230                         240,164

Portfolio Abbreviations

To simplify the listings of portfolio holdings in each Fund's Schedule of Investments, we have abbreviated the names of many of the securities according to the list on the right.

AMT       Alternative Minimum Tax (subject to)
ARS       Auction Rate Securities
CABS      Capital Appreciation Bonds
COP       Certificates of Participation
CRVS      Custodial Residual and Variable Securities
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
PILOT     Payment in Lieu of Taxes
S/F       Single-Family
SIMFA     Securities Industry and Financials Market Association
VRDN      Variable Rate Demand Notes

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               9

Schedule of Investments (continued)               BlackRock MuniYield Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Colorado (concluded)
Colorado Health Facilities Authority Revenue Bonds
   (Catholic Health)(e):
      Series C-3, 5.10%, 10/01/41                                                     $ 7,485                   $   7,502,440
      Series C-7, 5%, 9/01/36                                                           4,790                       4,801,209
Colorado Health Facilities Authority, Revenue
   Refunding Bonds (Poudre Valley Health Care) (e):
      5.20%, 3/01/31                                                                    1,425                       1,448,541
      Series B, 5.25%, 3/01/36                                                          2,840                       2,881,038
      Series C, 5.25%, 3/01/40                                                          5,000                       5,065,400
Denver, Colorado, City and County Airport Revenue
   Bonds, AMT, Series D, 7.75%, 11/15/13 (d)                                            7,080                       7,917,564
Elk Valley, Colorado, Public Improvement Revenue
   Bonds (Public Improvement Fee), Series A:
      7.10%, 9/01/14                                                                    1,415                       1,478,463
      7.35%, 9/01/31                                                                    5,065                       5,087,691
Plaza Metropolitan District Number 1, Colorado,
   Tax Allocation Revenue Bonds (Public
   Improvement Fees):
      8%, 12/01/25                                                                      6,850                       7,217,982
      8.125%, 12/01/25                                                                  1,885                       1,893,219
                                                                                                                -------------
                                                                                                                   49,166,456
=============================================================================================================================
Connecticut -- 3.1%
Connecticut State Development Authority, IDR (AFCO
   Cargo BDL-LLC Project), AMT, 7.35%, 4/01/10                                            250                         252,482
Connecticut State Health and Educational Facilities
   Authority Revenue Bonds (Yale University):
      Series T-1, 4.70%, 7/01/29                                                        9,135                       9,254,029
      Series X-3, 4.85%, 7/01/37                                                        9,265                       9,401,473
                                                                                                                -------------
                                                                                                                   18,907,984
=============================================================================================================================
Delaware -- 0.3%
New Castle County, Delaware, PCR (General Motors
   Corporation Project), VRDN, 7%, 10/01/08 (h)                                         2,000                       2,000,000
=============================================================================================================================
Florida -- 6.5%
Greater Orlando Aviation Authority, Florida, Airport
   Facilities Revenue Bonds (JetBlue Airways Corp.),
   AMT, 6.50%, 11/15/36                                                                 2,500                       2,064,825
Highlands County, Florida, Health Facilities Authority,
   Hospital Revenue Bonds (Adventist Health System),
   Series C, 5.25%, 11/15/36                                                            4,240                       4,135,781
Hillsborough County, Florida, IDA, Exempt Facilities
   Revenue Bonds (National Gypsum Company), AMT:
      Series A, 7.125%, 4/01/30                                                        11,500                      11,146,490
      Series B, 7.125%, 4/01/30                                                         5,000                       4,846,300
Hillsborough County, Florida, IDA, Hospital Revenue
   Bonds (Tampa General Hospital Project),
   5%, 10/01/36                                                                         2,870                       2,664,795
Lee County, Florida, Revenue Bonds, 5%,
   10/01/22 (d)                                                                         4,705                       4,848,267
Midtown Miami, Florida, Community Development
   District, Special Assessment Revenue Bonds,
   Series B, 6.50%, 5/01/37                                                             5,395                       4,859,816
Orange County, Florida, Health Facilities Authority,
   Health Care Revenue Refunding Bonds (Orlando
   Lutheran Towers), 5.375%, 7/01/20                                                    1,100                       1,003,398
Santa Rosa Bay Bridge Authority, Florida, Revenue
   Bonds, 6.25%, 7/01/28                                                                4,620                       4,210,021
                                                                                                                -------------
                                                                                                                   39,779,693
=============================================================================================================================
Georgia -- 2.1%
Atlanta, Georgia, Tax Allocation Bonds (Atlantic
   Station Project), 7.90%, 12/01/11 (c)                                                4,600                       5,437,660
Brunswick and Glynn County, Georgia, Development
   Authority, First Mortgage Revenue Bonds (Coastal
   Community Retirement Corporation Project),
   Series A (i)(j)(q)(r):
      7.125%, 1/01/25                                                                   2,285                       1,530,950
      7.25%, 1/01/35                                                                    3,595                       2,408,650
Main Street Natural Gas, Inc., Georgia, Gas Project
   Revenue Bonds, Series A, 6.375%, 7/15/38                                             3,445                       3,446,895
                                                                                                                -------------
                                                                                                                   12,824,155
=============================================================================================================================
Idaho -- 1.7%
Idaho Housing Agency, S/F Mortgage Revenue
   Refunding Bonds, AMT, Senior Series C-2,
   7.15%, 7/01/23                                                                          90                          93,272
Power County, Idaho, Industrial Development
   Corporation, Solid Waste Disposal Revenue Bonds
   (FMC Corporation Project), AMT, 6.45%, 8/01/32                                      10,000                      10,077,200
                                                                                                                -------------
                                                                                                                   10,170,472
=============================================================================================================================
Illinois -- 3.8%
Bolingbrook, Illinois, Special Services Area Number 1,
   Special Tax Bonds (Forest City Project),
   5.90%, 3/01/27                                                                       1,000                         970,070
Chicago, Illinois, O'Hare International Airport
   Revenue Bonds, Third Lien, AMT, Series B-2, 6%,
   1/01/29 (k)                                                                         13,200                      13,510,068
Illinois State Finance Authority Revenue
   Bonds, Series A:
      (Friendship Village of Schaumburg), 5.625%,
         2/15/37                                                                        1,750                       1,418,182
      (Landing At Plymouth Place Project),
         6%, 5/15/37                                                                    2,155                       1,940,254
      (Monarch Landing, Inc. Project), 7%, 12/01/37                                     1,445                       1,418,354
Metropolitan Pier and Exposition Authority, Illinois,
   Dedicated State Tax Revenue Bonds (McCormick
   Place Expansion), Series A, 5.50%, 6/15/23 (f)                                       4,000                       4,250,440
                                                                                                                -------------
                                                                                                                   23,507,368
=============================================================================================================================
Kansas -- 0.2%
Lenexa, Kansas, Health Care Facility Revenue
   Bonds (Lakeview Village Inc.), Series C, 6.875%,
   5/15/12 (c)                                                                          1,250                       1,443,000
=============================================================================================================================
Kentucky -- 0.5%
Kentucky Economic Development Finance Authority,
   Health System Revenue Refunding Bonds
   (Norton Healthcare, Inc.), Series A:
      6.625%, 10/01/10 (c)                                                              2,350                       2,594,752
      6.625%, 10/01/28                                                                    650                         687,290
                                                                                                                -------------
                                                                                                                    3,282,042
=============================================================================================================================
Louisiana -- 7.6%
Louisiana Local Government Environmental Facilities
   and Community Development Authority Revenue
   Bonds (Westlake Chemical Corporation),
   6.75%, 11/01/32                                                                     10,000                       9,800,700
Louisiana Public Facilities Authority, Hospital Revenue
   Bonds (Franciscan Missionaries of Our Lady Health
   System, Inc.), Series A, 5.25%, 8/15/36                                              6,750                       6,690,465
Louisiana Public Facilities Authority, Revenue
   Refunding Bonds (Pennington Medical Foundation
   Project), 5%, 7/01/31                                                                1,000                         948,670

See Notes to Financial Statements.


10                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)               BlackRock MuniYield Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Louisiana (concluded)
Louisiana State Citizens Property Insurance
   Corporation, Assessment Revenue Bonds, Series B,
   5%, 6/01/20 (d)                                                                    $10,000                   $  10,025,300
Port New Orleans, Louisiana, IDR, Refunding
   (Continental Grain Company Project),
   6.50%, 1/01/17                                                                      19,000                      19,007,030
                                                                                                                -------------
                                                                                                                   46,472,165
=============================================================================================================================
Maryland -- 3.9%
Baltimore, Maryland, Convention Center Hotel
   Revenue Bonds:
      Senior Series A, 5.25%, 9/01/39 (k)                                               5,615                       5,798,217
      Sub-Series B, 5.875%, 9/01/39                                                     1,920                       1,760,064
Maryland State Community Development
   Administration, Department of Housing and
   Community Development, Residential Revenue
   Refunding Bonds, AMT, Series A, 4.65%, 9/01/32                                       2,580                       2,284,409
Maryland State Energy Financing Administration,
   Limited Obligation Revenue Bonds (Cogeneration --
   AES Warrior Run), AMT, 7.40%, 9/01/19                                                3,000                       2,886,150
Maryland State Health and Higher Educational
   Facilities Authority, Revenue Refunding Bonds:
      (Peninsula Regional Medical Center),
         5%, 7/01/36                                                                    5,000                       4,888,800
      (University of Maryland Medical System),
         6%, 7/01/12 (c)                                                                4,000                       4,446,920
Maryland State Industrial Development Financing
   Authority, EDR (Our Lady of Good Counsel School),
   Series A, 6%, 5/01/35                                                                  500                         488,250
Prince Georges County, Maryland, Special Obligation
   Bonds (National Harbor Project), 5.20%, 7/01/34                                      1,500                       1,256,115
                                                                                                                -------------
                                                                                                                   23,808,925
=============================================================================================================================
Massachusetts -- 2.8%
Massachusetts State Development Finance Agency,
   Human Service Provider Revenue Bonds (Seven
   Hills Foundation & Affiliates), 5%, 9/01/35 (l)                                      3,500                       3,239,810
Massachusetts State Development Finance Agency,
   Revenue Refunding Bonds (Western New England
   College), Series A, 5%, 9/01/33 (m)                                                  2,750                       2,781,790
Massachusetts State Special Obligation Dedicated
   Tax Revenue Bonds, 5.25%, 1/01/14 (c)(g)                                            10,000                      10,903,100
                                                                                                                -------------
                                                                                                                   16,924,700
=============================================================================================================================
Michigan -- 1.4%
Macomb County, Michigan, Hospital Finance Authority,
   Hospital Revenue Bonds (Mount Clemens General
   Hospital), Series B, 5.875%, 11/15/34                                                6,060                       5,629,134
Michigan State Hospital Finance Authority, Revenue
   Refunding Bonds (Henry Ford Health System),
   Series A, 5.25%, 11/15/32                                                            1,000                         986,400
Michigan State Strategic Fund, PCR, Refunding
   (General Motors Corp.), 6.20%, 9/01/20                                               2,500                       2,143,900
                                                                                                                -------------
                                                                                                                    8,759,434
=============================================================================================================================
Minnesota -- 0.6%
Eden Prairie, Minnesota, M/F Housing Revenue
   Bonds (Rolling Hills Project), Series A (b):
      6%, 8/20/21                                                                         420                         451,072
      6.20%, 2/20/43                                                                    2,000                       2,121,260
Minneapolis, Minnesota, M/F Housing Revenue
   Bonds (Gaar Scott Loft Project), AMT,
   5.95%, 5/01/30                                                                         920                         938,308
                                                                                                                -------------
                                                                                                                    3,510,640
=============================================================================================================================
Mississippi -- 0.3%
Mississippi Business Finance Corporation Revenue
   Bonds (Northrop Grumman Ship System),
   4.55%, 12/01/28                                                                      2,300                       2,104,178
=============================================================================================================================
Missouri -- 4.0%
Fenton, Missouri, Tax Increment Revenue Refunding
   and Improvement Bonds (Gravois Bluffs), 7%,
   10/01/11 (c)                                                                         2,690                       3,069,909
Missouri State Highways and Transportation
   Commission, First Lien State Road Revenue
   Bonds, Series A:
      5%, 5/01/20                                                                       5,000                       5,338,500
      5%, 5/01/21                                                                      15,000                      15,920,550
                                                                                                                -------------
                                                                                                                   24,328,959
=============================================================================================================================
Nebraska -- 0.3%
Lincoln, Nebraska, Sanitation and Sewer
   Revenue Bonds:
      4.25%, 6/15/24                                                                      865                         860,969
      4.25%, 6/15/25                                                                      905                         893,036
                                                                                                                -------------
                                                                                                                    1,754,005
=============================================================================================================================
New Hampshire -- 0.6%
New Hampshire Health and Education Facilities
   Authority, Revenue Refunding Bonds (Elliot
   Hospital), Series B, 5.60%, 10/01/22                                                 3,425                       3,516,105
=============================================================================================================================
New Jersey -- 17.1%
New Jersey EDA, Cigarette Tax
   Revenue Bonds, 5.50%, 6/15/24                                                       11,435                      11,054,672
New Jersey EDA, First Mortgage Revenue
   Bonds, Series A:
      (Lions Gate Project), 5.75%, 1/01/25                                                710                         650,807
      (Lions Gate Project), 5.875%, 1/01/37                                               230                         200,514
      (The Presbyterian Home), 6.375%, 11/01/31                                         3,000                       2,911,260
New Jersey EDA, Motor Vehicle Surcharge Revenue
   Bonds, Series A, 5%, 7/01/29 (f)                                                    20,000                      20,188,800
New Jersey EDA, Retirement Community Revenue
   Bonds (Cedar Crest Village Inc. Facility), Series A,
   7.25%, 11/15/11 (c)                                                                  4,400                       5,073,860
New Jersey EDA, School Facilities Construction
   Revenue Bonds, Series O, 5.25%, 3/01/23                                              8,825                       9,279,135
New Jersey EDA, Special Facility Revenue Bonds
   (Continental Airlines Inc. Project), AMT:
      6.25%, 9/15/19                                                                    3,905                       3,458,932
      6.25%, 9/15/29                                                                   14,000                      11,720,380
New Jersey Health Care Facilities Financing
   Authority Revenue Bonds (Pascack Valley
   Hospital Association)(r):
      6%, 7/01/13                                                                       1,335                         859,740
      6.625%, 7/01/36                                                                   1,835                       1,181,740

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               11

Schedule of Investments (continued)               BlackRock MuniYield Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
New Jersey (concluded)
New Jersey State Transportation Trust Fund Authority,
   Transportation System Revenue Bonds:
      Series A, 5.50%, 12/15/21                                                       $ 3,975                   $   4,471,557
      Series A, 5.50%, 12/15/22                                                         6,600                       7,406,982
      Series C, 5.05%, 12/15/35 (d)(j)                                                 13,110                       3,036,014
      Series D, 5%, 6/15/19 (e)                                                         5,425                       5,758,203
      Series D, 5%, 6/15/20                                                             9,410                       9,955,121
      Series D, 5%, 6/15/20 (e)                                                         7,000                       7,381,080
                                                                                                                -------------
                                                                                                                  104,588,797
=============================================================================================================================
New York -- 10.2%
Dutchess County, New York, IDA, Civic Facility
   Revenue Refunding Bonds (Saint Francis Hospital),
   Series A, 7.50%, 3/01/29                                                             2,200                       2,333,804
Metropolitan Transportation Authority, New York,
   Transportation Revenue Refunding Bonds, Series F,
   5%, 11/15/35                                                                        11,000                      11,047,740
New York City, New York, City IDA, PILOT Revenue
   Bonds (Queens Baseball Stadium Project) (d):
      5%, 1/01/22                                                                       2,000                       2,056,540
      5%, 1/01/23                                                                       2,175                       2,224,003
New York City, New York, City IDA, Special Facility
   Revenue Bonds (British Airways Plc Project), AMT,
   7.625%, 12/01/32                                                                     1,250                       1,251,837
New York City, New York, GO, Refunding, Series A (g):
      6.375%, 5/15/14                                                                   1,020                       1,094,083
      6.375%, 5/15/15                                                                      95                         101,900
New York City, New York, GO, Series O, 5%, 6/01/33                                      2,500                       2,535,025
New York State Dormitory Authority, Non-State
   Supported Debt, Revenue Refunding
   Bonds, Series A:
      (Mount Sinai Health), 6.75%, 7/01/10 (c)                                          3,145                       3,454,499
      (Mount Sinai-NYU Medical Center Health
         System), 6.75%, 7/01/20                                                        1,855                       1,934,338
New York State Dormitory Authority, State Personal
   Income Tax Revenue Bonds (Education), Series F,
   5%, 3/15/35                                                                          5,000                       5,098,750
Suffolk County, New York, IDA, IDR, Refunding
   (Nissequogue Cogeneration Partners Facility),
   AMT, 5.50%, 1/01/23                                                                  2,500                       2,222,700
Tobacco Settlement Financing Corporation of
   New York Revenue Bonds, Series C-1,
   5.50%, 6/01/21                                                                       9,400                       9,811,438
Triborough Bridge and Tunnel Authority, New York,
   Subordinate Revenue Bonds, 5.25%, 11/15/30                                          10,000                      10,349,200
Westchester County, New York, IDA, Continuing Care
   Retirement, Mortgage Revenue Bonds (Kendal on
Hudson Project), Series A:
      6.50%, 1/01/13 (c)                                                                2,895                       3,284,638
      6.375%, 1/01/24                                                                   3,450                       3,486,984
                                                                                                                -------------
                                                                                                                   62,287,479
=============================================================================================================================
North Carolina -- 5.1%
North Carolina Capital Facilities Finance Agency,
   Revenue Refunding Bonds (Duke University Project),
   Series A, 5%, 10/01/41                                                              18,905                      19,308,055
North Carolina Eastern Municipal Power Agency, Power
   System Revenue Bonds, Series D, 6.75%, 1/01/26                                       4,750                       4,979,425
North Carolina HFA, Home Ownership Revenue
   Bonds, AMT, Series 8-A, 6.20%, 7/01/16                                                 145                         147,073
North Carolina, HFA, S/F Revenue Bonds, Series II,
   6.20%, 3/01/16 (a)                                                                     615                         643,579
North Carolina Medical Care Commission, Health
   Care Facilities, First Mortgage Revenue Bonds:
      (Arbor Acres Community Project), 6.375%,
         3/01/12 (c)                                                                    1,000                       1,119,750
      (Presbyterian Homes Project),
         5.40%, 10/01/27                                                                5,000                       4,827,200
                                                                                                                -------------
                                                                                                                   31,025,082
=============================================================================================================================
Ohio -- 4.5%
Buckeye Tobacco Settlement Financing Authority,
   Ohio, Tobacco Settlement Asset-Backed Bonds,
   Series A-2, 6.50%, 6/01/47                                                           7,835                       7,618,284
Cincinnati, Ohio, City School District, GO (Classroom
   Construction and Improvement), Refunding,
   5.25%, 12/01/20 (g)                                                                  3,000                       3,299,520
Hamilton County, Ohio, Sewer System Improvement
   Revenue Bonds (The Metropolitan Sewer District of
   Greater Cincinnati), Series B, 5%, 12/01/28 (f)                                      5,065                       5,203,123
Lucas County, Ohio, Health Care Facility Revenue
   Refunding and Improvement Bonds (Sunset
   Retirement Communities), Series A,
   6.625%, 8/15/30                                                                      2,175                       2,233,051
Mason, Ohio, City School District, GO (School
   Improvement), 5%, 6/01/14 (c)(e)                                                     5,000                       5,491,950
Port of Greater Cincinnati Development Authority,
   Ohio, Special Assessment Revenue Bonds
   (Cooperative Public Parking Infrastructure Project),
   6.30%, 2/15/24                                                                         970                         987,188
Toledo-Lucas County, Ohio, Port Authority Revenue
   Bonds (Saint Mary Woods Project), Series A:
      6%, 5/15/24                                                                         750                         692,610
      6%, 5/15/34                                                                       2,250                       1,977,210
                                                                                                                -------------
                                                                                                                   27,502,936
=============================================================================================================================
Oregon -- 1.5%
Oregon State Department of Administrative Services,
   COP, Series A, 6%, 5/01/10 (c)(d)                                                    4,405                       4,756,167
Oregon State, GO, Refunding (Veterans Welfare),
   Series 80A, 5.70%, 10/01/32                                                          2,380                       2,407,489
Portland, Oregon, Housing Authority, Housing Revenue
Bonds (Pine Square and University Place), Series A,
   5.875%, 1/01/22                                                                      1,830                       1,835,325
                                                                                                                -------------
                                                                                                                    8,998,981
=============================================================================================================================
Pennsylvania -- 5.0%
Pennsylvania Economic Development Financing
   Authority, Exempt Facilities Revenue Bonds
   (National Gypsum Company), AMT, Series A,
   6.25%, 11/01/27                                                                      5,270                       4,595,756
Pennsylvania HFA, S/F Mortgage Revenue Refunding
   Bonds, AMT, Series 97A, 4.60%, 10/01/27                                              2,450                       2,210,439
Pennsylvania State Higher Educational Facilities
   Authority, Health Services Revenue Refunding
   Bonds (Allegheny Delaware Valley Obligation),
   Series C, 5.875%, 11/15/16 (f)                                                      16,270                      16,264,143
Philadelphia, Pennsylvania, Authority for IDR,
   Commercial Development, 7.75%, 12/01/17                                              1,265                       1,266,278
Sayre, Pennsylvania, Health Care Facilities Authority,
   Revenue Bonds (Guthrie Healthcare System),
   Series B, 7.125%, 12/01/11 (c)                                                       5,000                       6,043,850
                                                                                                                -------------
                                                                                                                   30,380,466
=============================================================================================================================

See Notes to Financial Statements.


12                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)               BlackRock MuniYield Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Rhode Island -- 1.1%
Central Falls, Rhode Island, Detention Facility
   Corporation, Detention Facility, Revenue Refunding
   Bonds, 7.25%, 7/15/35                                                              $ 4,240                   $   4,373,475
Woonsocket, Rhode Island, GO (g):
      6%, 10/01/17                                                                      1,225                       1,284,903
      6%, 10/01/18                                                                      1,195                       1,249,755
                                                                                                                -------------
                                                                                                                    6,908,133
=============================================================================================================================
South Dakota -- 0.8%
South Dakota State Health and Educational Facilities
   Authority Revenue Bonds (Sanford Health),
   5%, 11/01/40                                                                         5,210                       4,934,235
=============================================================================================================================
Tennessee -- 2.5%
Hardeman County, Tennessee, Correctional Facilities
   Corporation Revenue Bonds,
   7.75%, 8/01/17                                                                       4,065                       4,092,805
Shelby County, Tennessee, Health, Educational and
   Housing Facility Board, Hospital Revenue
   Refunding Bonds (Saint Jude Children's Research
   Hospital), 5%, 7/01/31                                                              11,250                      11,331,788
                                                                                                                -------------
                                                                                                                   15,424,593
=============================================================================================================================
Texas -- 13.7%
Alliance Airport Authority, Inc., Texas, Special Facilities
   Revenue Refunding Bonds (American Airlines Inc.
   Project), AMT, 5.75%, 12/01/29                                                       3,500                       2,179,310
Austin, Texas, Convention Center Revenue Bonds
   (Convention Enterprises Inc.), First Tier, Series A,
   6.70%, 1/01/11 (c)                                                                  10,000                      10,982,400
Bexar County, Texas, Housing Finance Corporation,
   M/F Housing Revenue Bonds (Water at Northern
   Hills Apartments), Series A (f):
      5.80%, 8/01/21                                                                    1,300                       1,332,669
      6%, 8/01/31                                                                       2,460                       2,526,445
      6.05%, 8/01/36                                                                    1,000                       1,027,540
Dallas-Fort Worth, Texas, International Airport
   Facility Improvement Corporation, Revenue
   Refunding Bonds (American Airlines, Inc.), AMT,
   5.50%, 11/01/30                                                                     12,500                       7,440,875
Gregg County, Texas, Health Facilities Development
   Corporation, Hospital Revenue Bonds (Good
   Shepherd Medical Center Project) (c)(l):
      6.375%, 10/01/10                                                                  2,000                       2,198,640
      6.875%, 10/01/10                                                                  3,000                       3,332,580
Guadalupe-Blanco River Authority, Texas, Sewage
   and Solid Waste Disposal Facility Revenue Bonds
   (E. I. du Pont de Nemours and Company Project),
   AMT, 6.40%, 4/01/26                                                                  5,000                       5,008,150
Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue
   Bonds (Citgo Petroleum Corporation Project),
   AMT, 7.50%, 5/01/25                                                                  3,900                       4,108,611
Houston, Texas, Airport System, Special Facilities
   Revenue Bonds (Continental Airlines), AMT,
   Series E:
      7.375%, 7/01/22                                                                   3,500                       3,374,665
      7%, 7/01/29                                                                       3,000                       2,752,770
Houston, Texas, Industrial Development Corporation
   Revenue Bonds (Air Cargo), AMT, 6.375%, 1/01/23                                      1,595                       1,598,637
Lower Colorado River Authority, Texas, PCR (Samsung
   Austin Semiconductor), AMT:
      6.375%, 4/01/27                                                                   4,830                       4,834,395
      6.95%, 4/01/30                                                                    3,330                       3,445,384
SA Energy Acquisition Public Facilities Corporation,
   Texas, Gas Supply Revenue Bonds:
      5.50%, 8/01/23                                                                    6,955                       6,961,468
      5.50%, 8/01/25                                                                    6,365                       6,322,354
Texas State Turnpike Authority, Central Texas Turnpike
   System Revenue Bonds, First Tier, Series A,
   5.50%, 8/15/39 (d)                                                                   6,500                       6,660,940
Tyler, Texas, Waterworks and Sewer Revenue Bonds,
   5.70%, 9/01/10 (c)(g)                                                                7,020                       7,531,898
                                                                                                                -------------
                                                                                                                   83,619,731
=============================================================================================================================
Virginia -- 3.0%
James City County, Virginia, EDA, Residential Care
   Facility, First Mortgage Revenue Refunding Bonds
   (Williamsburg Landing, Inc.), Series A:
      5.35%, 9/01/26                                                                    1,500                       1,411,545
      5.50%, 9/01/34                                                                    2,000                       1,819,240
Pocahontas Parkway Association, Virginia, Toll
   Road Revenue Bonds, Senior Series B, 6.67%,
   8/15/08 (c)(j)                                                                      24,800                       7,417,928
Virginia State, HDA, Commonwealth Mortgage
   Revenue Bonds Series H, Sub-Series H-1,
   5.35%, 7/01/31 (f)                                                                   6,725                       6,785,256
Winchester, Virginia, IDA, Residential Care Facilities,
   Revenue Bonds (Westminster-Canterbury),
   Series A, 5.20%, 1/01/27                                                             1,000                         916,260
                                                                                                                -------------
                                                                                                                   18,350,229
=============================================================================================================================
Washington -- 1.3%
Central Puget Sound Regional Transportation
   Authority, Washington, Sales and Use Tax Revenue
   Bonds, Series A, 5%, 11/01/32 (e)                                                    5,380                       5,523,323
Vancouver, Washington, Housing Authority, Housing
   Revenue Bonds (Teal Pointe Apartments
   Project), AMT:
      6%, 9/01/22                                                                         945                         953,146
      6.20%, 9/01/32                                                                    1,250                       1,250,625
                                                                                                                -------------
                                                                                                                    7,727,094
=============================================================================================================================
Wisconsin -- 1.4%
Milwaukee, Wisconsin, Revenue Bonds (Air Cargo),
   AMT, 6.50%, 1/01/25                                                                    685                         689,980
Wisconsin State, GO, AMT, Series B, 6.20%,
   11/01/26 (f)                                                                           700                         710,675
Wisconsin State Health and Educational Facilities
   Authority, Revenue Refunding Bonds (Franciscan
   Sisters Healthcare), 5%, 9/01/26                                                     7,925                       7,139,950
                                                                                                                -------------
                                                                                                                    8,540,605
=============================================================================================================================
Wyoming -- 0.8%
Wyoming Community Development Authority,
   Housing Revenue Bonds, AMT, Series 3,
   4.75%, 12/01/37                                                                      5,315                       4,624,103
=============================================================================================================================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               13

Schedule of Investments (concluded)               BlackRock MuniYield Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Puerto Rico -- 2.6%
Puerto Rico Commonwealth Highway and
   Transportation Authority, Transportation Revenue
   Refunding Bonds, Series N, 5.25%, 7/01/34 (m)                                      $ 7,755                   $   8,283,426
Puerto Rico Electric Power Authority, Power Revenue
   Refunding Bonds, Series UU, 5%, 7/01/23 (e)                                          7,100                       7,369,303
                                                                                                                -------------
                                                                                                                   15,652,729
=============================================================================================================================
U.S. Virgin Islands -- 1.0%
Virgin Islands Public Finance Authority, Refinery
   Facilities Revenue Bonds (Hovensa Refinery),
   AMT, 6.125%, 7/01/22                                                                 6,250                       6,237,625
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $897,594,673) -- 146.5%                                                                                  894,644,333
=============================================================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (n)
=============================================================================================================================
South Carolina -- 2.9%
Charleston Educational Excellence Financing
   Corporation, South Carolina, Revenue Bonds
   (Charleston County School District) (m):
      5.25%, 12/1/28                                                                    7,795                       8,095,809
      5.25%, 12/1/29                                                                    6,920                       7,178,116
      5.25%, 12/1/30                                                                    2,510                       2,598,754
                                                                                                                -------------
                                                                                                                   17,872,679
=============================================================================================================================
Virginia -- 5.1%
Virginia State, HDA, Commonwealth Mortgage
   Revenue Bonds, Series H, Sub-Series H-1,
   5.375%, 7/1/36 (f)                                                                 $30,390                      31,034,543
=============================================================================================================================
Puerto Rico -- 6.2%
Puerto Rico Commonwealth Highway and
   Transportation Authority, Transportation Revenue
   Bonds, Series B, 5.875%, 7/1/35 (f)                                                 30,000                      32,487,900
Puerto Rico Electric Power Authority, Power Revenue
   Bonds, Series HH, 5.75%, 7/01/10 (c)(e)                                              5,000                       5,354,150
                                                                                                                -------------
                                                                                                                   37,842,050
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $86,026,320) -- 14.2%                                                                                     86,749,272
=============================================================================================================================

Short-Term Securities                                                                  Shares
=============================================================================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
   2.49% (o)(p)                                                                     6,231,470                       6,231,470
-----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $6,231,470) -- 1.0%                                                                                        6,231,470
=============================================================================================================================
Total Investments (Cost -- $989,852,463*) -- 161.7%                                                               987,625,075

Other Assets Less Liabilities -- 1.3%                                                                               8,131,109

Liability for Trust Certificates,
Including Interest Expense and Fees Payable -- (6.8%)                                                             (41,977,334)

Preferred Stock, at Redemption Value -- (56.2%)                                                                  (343,223,181)
                                                                                                                -------------
Net Assets Applicable to Common Stock -- 100.0%                                                                 $ 610,555,669
                                                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...................................          $ 947,363,783
                                                                  =============
      Gross unrealized appreciation ....................          $  25,486,242
      Gross unrealized depreciation ....................            (26,786,215)
                                                                  -------------
      Net unrealized depreciation ......................          $  (1,299,973)
                                                                  =============

(a)   FHA Insured.
(b)   GNMA Collateralized.
(c) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   FGIC Insured.
(h) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(i)   Non-income producing security.
(j) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(k)   XL Capital Insured.
(l)   Radian Insured.
(m)   Assured Guaranty Insured.
(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                         Activity        Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      $1,330,097      $129,525
      -------------------------------------------------------------------------

(p)   Represents the current yield as of report date.
(q)   Issuer filed for bankruptcy or is in default of interest payments.
(r)   Security is illiquid.
o Forward interest rate swap outstanding as of April 30, 2008 was as follows:

      -------------------------------------------------------------------------
                                                         Notional
                                                          Amount    Unrealized
                                                           (000)   Depreciation
      -------------------------------------------------------------------------
      Pay a fixed rate of 3.646% and receive a floating rate based on 1-week SIMFA Municipal Swap Index

      Broker, JPMorgan Chase
      Expires July 2023       $                           15,600    $(210,912)
      -------------------------------------------------------------------------

See Notes to Financial Statements.


14                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)
                                          BlackRock MuniYield Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Alaska -- 0.5%
Alaska Energy Authority, Power Revenue Refunding
   Bonds (Bradley Lake), Fourth Series,
   6%, 7/01/18 (a)                                                                    $ 3,695                   $   4,283,798
=============================================================================================================================
Arizona -- 5.5%
Downtown Phoenix Hotel Corporation, Arizona,
   Revenue Bonds, Senior Series A, 5%, 7/01/36 (b)                                     21,355                      20,036,115
Maricopa County and Phoenix, Arizona, IDA,
   S/F Mortgage Revenue Bonds, AMT, Series A-2,
   5.80%, 7/01/40 (c)(d)                                                                7,750                       7,636,308
Phoenix, Arizona, Civic Improvement Corporation,
   Wastewater System Revenue Refunding Bonds,
   5%, 7/01/37 (e)                                                                     13,000                      13,296,660
Salt Verde Financial Corporation, Arizona, Senior Gas
   Revenue Bonds, 5%, 12/01/32                                                          2,535                       2,301,729
Salt Verde Financial Corporation, Arizona, Senior Gas
   Revenue Bonds, 5%, 12/01/37                                                          7,750                       6,927,648
                                                                                                                -------------
                                                                                                                   50,198,460
=============================================================================================================================
California -- 33.4%
Alameda Corridor Transportation Authority, California,
   Capital Appreciation Revenue Refunding Bonds,
   Subordinate Lien, Series A, 5.40%, 10/01/24 (f)(o)                                  10,000                       8,279,700
Alameda County, California, Joint Powers Authority,
   Lease Revenue Refunding Bonds, 5%, 12/01/34 (a)                                      7,000                       7,172,270
Antioch, California, Public Finance Authority, Lease
   Revenue Refunding Bonds (Municipal Facilities
   Project), Series A, 5.50%, 1/01/32 (e)                                               5,000                       5,185,250
California State, GO, 5.50%, 4/01/30 (e)                                                   10                          10,430
California State, GO, Refunding:
      5%, 4/01/38                                                                      10,000                       9,968,800
      5.25%, 3/01/38                                                                   20,000                      20,477,000
California State Public Works Board, Lease
   Revenue Bonds:
      (Department of Corrections), Series C,
         5.25%, 6/01/28                                                                 5,500                       5,587,450
      (Department of General Services), Series D,
         5.25%, 6/01/28                                                                 3,755                       3,814,704
      (Department of Mental Health -- Coalinga
         State Hospital), Series A, 5.125%, 6/01/29                                     5,250                       5,281,080
California State, Various Purpose, GO, Refunding,
   5%, 6/01/34 (h)                                                                     25,000                      25,297,877
California Statewide Communities Development
   Authority, Health Facility Revenue Bonds (Memorial
   Health Services), Series A, 6%, 10/01/23                                             7,740                       8,121,582
California Statewide Communities Development
   Authority Revenue Bonds (Sutter Health), Series D,
   5.05%, 8/15/38 (a)                                                                   7,500                       7,553,325
California Statewide Communities Development
   Authority, Water Revenue Bonds (Pooled Financing
   Program), Series C, 5.25%, 10/01/34 (a)                                              4,205                       4,338,298
Fairfield-Suisun, California, Unified School District,
   GO (Election of 2002), 5.50%, 8/01/28 (e)                                            5,800                       6,112,968
Gavilan, California, Joint Community College
   District, GO (Election of 2004), Series A,
   5.50%, 8/01/28 (f)                                                                  10,030                      10,609,834
Las Virgenes, California, Unified School District, GO,
   Series A, 5%, 8/01/31 (a)                                                           10,000                      10,278,300
Los Angeles, California, Community College
   District, GO (Election of 2001), Series A,
   5%, 8/01/32 (a)(b)                                                                  15,000                      15,458,400
Los Angeles, California, Municipal Improvement
   Corporation, Lease Revenue Bonds, Series B1,
   4.75%, 8/01/37 (b)                                                                  15,000                      14,628,450
Los Angeles, California, Unified School District, GO,
   Series E, 5%, 7/01/30 (f)                                                           10,000                      10,204,600
Mendocino-Lake Community College District,
   California, GO (Election of 2006), Series A,
   5%, 8/01/31 (e)                                                                     10,985                      11,187,893
Monterey Peninsula Community College District,
   California, GO, CABS, Series C (a)(o):
      5.13%, 8/01/30                                                                   13,020                       3,735,829
      5.17%, 8/01/33                                                                   13,350                       3,226,829
Pasadena, California, Area Community College District,
   GO (Election of 2002), Series B, 5%, 8/01/31 (f)                                    10,365                      10,596,243
Port of Oakland, California, Revenue Refunding
   Bonds, AMT, Series L, 5.375%, 11/01/27 (b)(e)                                        9,465                       9,504,374
Redding, California, Electric System, COP, Series A,
   5%, 6/01/30 (a)                                                                      2,900                       2,959,769
Riverside County, California, Public Financing
   Authority, Tax Allocation Revenue Bonds
   (Redevelopment Projects), 5%, 10/01/35 (i)                                          10,000                       9,499,200
Sacramento County, California, Airport System
   Revenue Bonds, AMT, Senior Series A,
   5%, 7/01/41 (a)                                                                     18,000                      18,213,480
San Francisco, California, Bay Area Rapid Transit
   District, Sales Tax Revenue Bonds, 5%, 7/01/36 (a)                                  10,000                      10,212,100
San Francisco, California, City and County Airport
   Commission, International Airport Revenue Bonds,
   AMT, Second Series, Issue 23A, 5%, 5/01/30 (b)                                      19,390                      18,255,685
San Jose, California, Airport Revenue Refunding
   Bonds, AMT, Series A, 5.50%, 3/01/32 (f)                                            12,965                      13,063,145
San Mateo, California, Union High School District,
   COP (Phase One Projects), Series B,
   4.486%, 12/15/43 (f)(o)                                                              3,250                       1,548,625
Simi Valley, California, Unified School District, GO
   (Election of 2004), Series C, 4.79%, 8/01/32 (a)(o)                                 10,000                       2,763,400
Southern California Public Power Authority, Natural
   Gas Project Number 1 Revenue Bonds, Series A,
   5%, 11/01/33                                                                         2,000                       1,908,540
Stockton, California, Public Financing Authority,
   Lease Revenue Bonds (Parking & Capital Projects),
   5.25%, 9/01/34 (b)                                                                   8,311                       8,403,072
                                                                                                                -------------
                                                                                                                  303,458,502
=============================================================================================================================
Colorado -- 1.6%
Colorado HFA, S/F Mortgage Revenue Refunding
   Bonds, AMT, Series A-3, Class III, 4.80%,
   11/01/37 (e)                                                                         8,000                       7,018,640
Colorado Health Facilities Authority, Revenue
   Refunding Bonds (Poudre Valley Health Care),
   Series C, 5.25%, 3/01/40 (a)                                                         7,000                       7,091,560
                                                                                                                -------------
                                                                                                                   14,110,200
=============================================================================================================================
Connecticut -- 0.6%
Connecticut State Health and Educational Facilities
   Authority Revenue Bonds (Yale University),
   Series T-1, 4.70%, 7/01/29                                                           5,000                       5,065,150
=============================================================================================================================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               15

Schedule of Investments (continued)       BlackRock MuniYield Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
District of Columbia -- 1.2%
District of Columbia, Water and Sewer Authority,
   Public Utility Revenue Refunding Bonds,
   Subordinate Lien, Series A, 5%, 10/01/34 (j)                                       $ 1,510                   $   1,535,715
Metropolitan Washington Airports Authority, D.C.,
   Airport System Revenue Bonds, AMT, Series B,
   5%, 10/01/32 (f)                                                                    10,000                       9,486,400
                                                                                                                -------------
                                                                                                                   11,022,115
=============================================================================================================================
Florida -- 8.8%
Highlands County, Florida, Health Facilities Authority,
   Hospital Revenue Bonds (Adventist Health System),
   ARS, VRDN, Series F, 4.25%, 11/15/35 (a)(k)                                          4,075                       4,075,000
Miami-Dade County, Florida, Aviation Revenue
   Refunding Bonds, AMT:
      DRIVERS, VRDN, Series 2586Z, 7.46%,
         10/01/15 (i)(j)(k)(m)                                                             37                          32,124
      (Miami International Airport), 5.375%,
         10/01/25 (b)                                                                  10,750                      10,683,458
      (Miami International Airport), 5.375%,
         10/01/27 (b)                                                                   1,000                         993,400
      (Miami International Airport), Series A,
         5%, 10/01/38 (h)                                                               5,000                       4,563,900
      Series E, 5.125%, 10/01/24 (e)                                                    8,000                       7,873,200
Miami-Dade County, Florida, Expressway Authority,
   Toll System Revenue Bonds, 5%, 7/01/39 (f)                                          10,000                       9,936,800
Orange County, Florida, Health Facilities Authority,
   Hospital Revenue Bonds (Orlando Regional
   Healthcare), VRDN, Series A-2, 2.50%,
   10/01/41 (a)(k)                                                                      3,300                       3,300,000
Orange County, Florida, School Board, COP, VRDN,
   Series B, 3.50%, 8/01/27 (e)(k)                                                     18,105                      18,105,000
Orlando, Florida, Senior Tourist Development Tax
   Revenue Bonds (6th Cent Contract Payments),
   Series A, 5.25%, 11/01/38 (j)                                                       15,000                      15,498,600
Orlando-Orange County Expressway Authority, Florida,
   Expressway Revenue Bonds, VRDN (f)(k):
      Sub-Series D, 3.34%, 7/01/40                                                      2,460                       2,460,000
      Sub-Series E, 3.34%, 7/01/40                                                      2,540                       2,540,000
                                                                                                                -------------
                                                                                                                   80,061,482
=============================================================================================================================
Georgia -- 3.3%
Atlanta, Georgia, Airport General Revenue Refunding
   Bonds, Series B, 5.25%, 1/01/33 (a)                                                 12,500                      12,890,625
Main Street Natural Gas, Inc., Georgia, Gas Project
   Revenue Bonds, Series A, 6.25%, 7/15/33                                              6,635                       6,559,560
Metropolitan Atlanta Rapid Transit Authority, Georgia,
   Sales Tax Revenue Refunding Bonds, Third Indenture,
   Series B, 5%, 7/01/37 (a)                                                           10,000                      10,288,300
                                                                                                                -------------
                                                                                                                   29,738,485
=============================================================================================================================
Hawaii -- 0.6%
Hawaii State, GO, Series CX, 5.50%, 2/01/21 (a)                                         2,000                       2,128,540
Hawaii State Harbor System Revenue Bonds, AMT,
   Series A, 5%, 1/01/31 (a)                                                            3,000                       2,885,670
                                                                                                                -------------
                                                                                                                    5,014,210
=============================================================================================================================
Idaho -- 0.0%
Idaho Housing and Financing Association,
   S/F Mortgage Revenue Bonds, AMT, Series G-1,
   Class III, 5.125%, 1/01/29                                                               5                           4,844
=============================================================================================================================
Illinois -- 11.9%
Chicago, Illinois, GO, Series C, 5%, 1/01/35 (e)                                        3,880                       3,937,075
Chicago, Illinois, Midway Airport Revenue Bonds,
   Second Lien, VRDN, AMT (e)(k):
      Series A, 2.65%, 1/01/29                                                          7,700                       7,700,000
      Series B, 2.65%, 1/01/29                                                          2,800                       2,800,000
Chicago, Illinois, O'Hare International Airport
   Revenue Bonds, Third Lien, AMT, Series B-2:
      5.25%, 1/01/27 (e)                                                               16,685                      16,546,514
      6%, 1/01/29 (i)                                                                  17,200                      17,604,028
Illinois Municipal Electric Agency, Power Supply
   Revenue Bonds, Series A (b):
      5%, 2/01/35 (e)                                                                  25,000                      24,925,000
      5.25%, 2/01/35                                                                   15,000                      15,061,350
McLean and Woodford Counties, Illinois, Community
   Unit School District Number 005, GO, Refunding,
   6.375%, 12/01/16 (a)                                                                 1,215                       1,351,384
Metropolitan Pier and Exposition Authority, Illinois,
   Dedicated State Tax Revenue Refunding Bonds
   (McCormick Place Expansion Project), Series B,
   5.75%, 6/15/23 (e)                                                                   4,800                       5,153,232
Northern Illinois Municipal Power Agency, Power
   Project Revenue Refunding Bonds (Prairie State
   Project), Series A, 5%, 1/01/37 (e)                                                 12,000                      11,999,160
Regional Transportation Authority, Illinois, Revenue
   Bonds, Series C, 7.75%, 6/01/20 (b)                                                  1,000                       1,283,900
                                                                                                                -------------
                                                                                                                  108,361,643
=============================================================================================================================
Indiana -- 4.4%
Indiana Bond Bank, Special Program Gas Revenue
   Bonds, Series A, 5.25%, 10/15/20                                                    25,955                      26,121,891
Indiana Health Facilities Financing Authority, Hospital
   Revenue Bonds (Deaconess Hospital Obligated
   Group), Series A, 5.375%, 3/01/34 (f)                                                2,250                       2,288,677
Indiana Transportation Finance Authority, Highway
   Revenue Bonds, Series A, 5.25%, 6/01/14 (b)(l)                                      10,000                      11,121,200
                                                                                                                -------------
                                                                                                                   39,531,768
=============================================================================================================================
Kentucky -- 2.2%
Louisville and Jefferson Counties, Kentucky,
   Metropolitan Sewer District, Sewer and Drain
   System Revenue Bonds, Series A, 5.25%,
   5/15/37 (b)                                                                         20,005                      20,279,469
=============================================================================================================================
Louisiana -- 1.9%
Louisiana Local Government Environmental Facilities
   and Community Development Authority, Revenue
   Bonds (Capital Projects and Equipment Acquisition
   Program), Series A, 6.30%, 7/01/30 (f)                                               3,750                       3,910,087
Louisiana State, Gas and Fuels Tax Revenue Bonds,
   Series A, 5%, 5/01/36 (a)                                                           10,000                      10,171,500
New Orleans, Louisiana, GO (Public Improvements),
   5%, 10/01/33 (e)                                                                     3,545                       3,440,600
                                                                                                                -------------
                                                                                                                   17,522,187
=============================================================================================================================

See Notes to Financial Statements.


16                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)       BlackRock MuniYield Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Massachusetts -- 7.8%
Boston, Massachusetts, Housing Authority, Capital
   Program Revenue Bonds (a):
      5%, 4/01/23                                                                     $ 2,000                  $    2,090,640
      5%, 4/01/27                                                                       2,000                       2,067,900
      5%, 4/01/28                                                                       2,720                       2,799,234
Massachusetts State, HFA, Housing Development
   Revenue Refunding Bonds, Series B, 5.40%,
   12/01/28 (e)                                                                         2,500                       2,570,875
Massachusetts State, HFA, Rental Housing Mortgage
   Revenue Bonds, AMT, Series A, 5.15%, 7/01/26 (a)                                    12,365                      12,392,203
Massachusetts State, HFA, S/F Housing Revenue
   Bonds, AMT, Series 128, 4.875%, 12/01/38 (a)                                        12,950                      11,722,340
Massachusetts State Port Authority Revenue Bonds,
   Series A, 5%, 7/01/33 (e)                                                            7,550                       7,659,324
Massachusetts State Port Authority, Special Facilities
   Revenue Refunding Bonds (BOSFUEL Project), AMT,
   5%, 7/01/38 (b)                                                                     19,755                      18,036,710
Massachusetts State Special Obligation Dedicated
   Tax Revenue Bonds, 5.75%, 1/01/14 (b)(l)                                            10,000                      11,158,300
                                                                                                               --------------
                                                                                                                   70,497,526
=============================================================================================================================
Michigan -- 3.4%
Michigan Higher Education Student Loan Authority,
   Student Loan Revenue Bonds, AMT, Series XVII-Q,
   5%, 3/01/31 (f)                                                                      4,325                       4,003,047
Michigan State Strategic Fund, Limited Obligation
   Revenue Refunding Bonds (Detroit Edison
   Company Pollution Control Project), AMT (i):
      Series A, 5.50%, 6/01/30                                                          8,000                       7,989,440
      Series C, 5.65%, 9/01/29                                                          5,000                       5,052,450
Michigan State, HDA, Rental Housing Revenue
   Bonds, AMT, Series B, 4.95%, 4/01/44 (a)                                            10,000                       9,026,900
Wayne County, Michigan, Airport Authority, Revenue
   Refunding Bonds, AMT, 5.375%, 12/01/32 (j)                                           5,000                       4,955,950
                                                                                                               --------------
                                                                                                                   31,027,787
=============================================================================================================================
Missouri -- 0.0%
Missouri State Housing Development Commission,
   S/F Mortgage Revenue Bonds (Homeownership
   Loan Program), AMT, Series C-1, 7.15%, 3/01/32 (c)                                     110                         116,329
=============================================================================================================================
Nevada -- 6.1%
Clark County, Nevada, Airport System Subordinate
   Lien Revenue Bonds, Series A-2, 5%, 7/01/30 (b)                                     25,000                      24,636,000
Clark County, Nevada, IDR (Southwest Gas
   Corporation Project), AMT, Series A, 5.25%,
   7/01/34 (f)                                                                         12,675                      11,535,391
Henderson, Nevada, Health Care Facilities Revenue
   Bonds (Catholic Healthcare West), Series A,
   5.625%, 7/01/24                                                                      6,000                       6,138,960
Las Vegas, Nevada, Convention and Visitors Authority
   Revenue Bonds, 5%, 7/01/37 (f)                                                      11,950                      11,930,999
Reno, Nevada, Capital Improvement Revenue Bonds,
   5.50%, 6/01/19 (b)                                                                   1,165                       1,193,100
                                                                                                               --------------
                                                                                                                   55,434,450
=============================================================================================================================
New Jersey -- 3.3%
Garden State Preservation Trust of New Jersey,
   Open Space and Farmland Preservation Revenue
   Bonds, Series A, 5.75%, 11/01/28 (a)                                                10,000                      11,292,700
New Jersey EDA, Cigarette Tax Revenue Bonds:
      5.75%, 6/15/29                                                                    3,060                       2,990,293
      5.50%, 6/15/31                                                                    2,610                       2,453,922
      5.75%, 6/15/34                                                                   14,135                      13,527,054
                                                                                                               --------------
                                                                                                                   30,263,969
=============================================================================================================================
New Mexico -- 0.2%
New Mexico Educational Assistance Foundation,
   Student Loan Revenue Refunding Bonds (Student
   Loan Program), AMT, First Sub-Series A-2,
   6.65%, 11/01/25                                                                      1,605                       1,648,223
New Mexico Mortgage Finance Authority,
   S/F Mortgage Revenue Bonds, AMT, Series C-2,
   6.95%, 9/01/31 (c)                                                                     335                         343,797
                                                                                                               --------------
                                                                                                                    1,992,020
=============================================================================================================================
New York -- 8.4%
Metropolitan Transportation Authority, New York,
   Commuter Facilities Revenue Refunding Bonds,
   Series B, 5.125%, 7/01/24 (f)(m)                                                     5,335                       5,430,176
Metropolitan Transportation Authority, New York,
   Dedicated Tax Fund Revenue Bonds, VRDN,
   Series D-2, 3.50%, 11/01/34 (f)(k)                                                  15,000                      15,000,000
New York City, New York, GO:
      Series J, 5.25%, 5/15/24                                                         10,000                      10,376,600
      Series J, 5.25%, 5/15/25                                                          1,000                       1,036,590
      Series M, 5%, 4/01/30 (j)                                                        15,000                      15,280,350
New York State Dormitory Authority, Non-State
   Supported Debt Revenue Bonds (Presbyterian
   Hospital of New York), 5%, 8/15/36 (a)(g)                                           10,000                      10,096,000
Port Authority of New York and New Jersey,
   Consolidated Revenue Bonds, AMT, 137th Series,
   5.125%, 7/15/30 (a)                                                                 19,500                      19,408,935
                                                                                                               --------------
                                                                                                                   76,628,651
=============================================================================================================================
Ohio -- 2.4%
Cleveland, Ohio, Public Power System Revenue
   Bonds, Series B, 5%, 11/15/38 (e)                                                    2,000                       2,014,080
Lorain County, Ohio, Hospital Revenue Refunding
   Bonds (Catholic Healthcare Partners), Series C-2,
   5%, 4/01/33 (a)                                                                     15,000                      15,046,800
Montgomery County, Ohio, Revenue Bonds (Catholic
   Health Initiatives), VRDN, Series C-1, 5%,
   10/01/41 (a)                                                                         5,000                       5,047,000
                                                                                                               --------------
                                                                                                                   22,107,880
=============================================================================================================================
Oklahoma -- 1.0%
Oklahoma State Industries Authority, Health System
   Revenue Refunding Bonds (Integris Baptist Medical
   Center), Series A, 5.75%, 8/15/09 (e)(l)                                             8,675                       9,149,176
=============================================================================================================================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               17

Schedule of Investments (continued)       BlackRock MuniYield Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Pennsylvania -- 3.1%
Pennsylvania State Turnpike Commission, Oil
   Franchise Tax Revenue Bonds, Series C,
   5%, 12/01/32 (e)                                                                   $16,000                  $  16,409,440
Pennsylvania State Turnpike Commission, Turnpike
   Revenue Bonds, Series A1, 5%, 6/01/38 (j)                                           12,000                      12,295,800
                                                                                                               --------------
                                                                                                                   28,705,240
=============================================================================================================================
South Carolina -- 3.0%
Charleston Educational Excellence Financing
   Corporation, South Carolina, Revenue Bonds
   (Charleston County School District)(j):
      5.25%, 12/01/28                                                                   3,895                       4,045,308
      5.25%, 12/01/29                                                                   3,465                       3,594,244
      5.25%, 12/01/30                                                                   1,160                       1,201,018
Kershaw County, South Carolina, Public Schools
   Foundation, Installment Power Revenue Refunding
   Bonds (h):
      5%, 12/01/30                                                                      3,775                       3,641,138
      5%, 12/01/31                                                                      3,690                       3,551,404
South Carolina Housing Finance and Development
   Authority, Mortgage Revenue Refunding Bonds,
   AMT, Series A-2, 6.35%, 7/01/19 (a)                                                    790                         815,912
South Carolina Transportation Infrastructure Bank
   Revenue Bonds, Series A, 5%, 10/01/29 (f)                                           10,000                      10,058,600
                                                                                                               --------------
                                                                                                                   26,907,624
=============================================================================================================================
Tennessee -- 0.6%
Tennessee HDA, Revenue Refunding Bonds
   (Homeownership Program), AMT, Series A (a):
      5.25%, 7/01/22                                                                    2,975                       2,985,085
      5.35%, 1/01/26                                                                    2,105                       2,106,053
                                                                                                               --------------
                                                                                                                    5,091,138
=============================================================================================================================
Texas -- 22.9%
Canyon, Texas, Regional Water Authority, Contract
   Revenue Bonds (Wells Ranch Project), 5%,
   8/01/32 (f)                                                                          8,435                       8,502,733
Dallas-Fort Worth, Texas, International Airport, Joint
   Revenue Bonds, AMT:
      Series A, 5%, 11/01/35 (a)                                                        1,000                         941,670
      Series C-1, 5.75%, 11/01/18 (e)                                                  15,000                      15,147,150
Dallas-Fort Worth, Texas, International Airport Revenue
   Refunding and Improvement Bonds, AMT,
   Series A, 5.625%, 11/01/26 (b)                                                      15,000                      15,049,500
El Paso County, Texas, Hospital District, GO, Series A,
   5%, 8/15/37 (j)                                                                     10,000                      10,023,200
Friendswood, Texas, Independent School District, GO,
   5%, 2/15/37                                                                         12,955                      13,205,291
Harris County, Texas, Health Facilities Development
   Corporation, Hospital Revenue Bonds (Texas
   Children's Hospital), VRDN, Series B-1, 2.60%,
   10/01/29 (e)(k)(m)                                                                   3,200                       3,200,000
Harris County, Texas, Hospital District, Senior Lien
   Revenue Refunding Bonds, Series A, 5.25%,
   2/15/37 (e)                                                                         10,000                      10,161,100
Harris County-Houston Sports Authority, Texas,
   Revenue Refunding Bonds, Senior Lien, Series G (e):
      5.75%, 11/15/19                                                                   1,665                       1,737,161
      5.75%, 11/15/20                                                                   3,500                       3,638,880
      5.25%, 11/15/30                                                                  10,000                      10,086,400
Houston, Texas, Combined Utility System, First Lien
   Revenue Refunding Bonds, Series A, 5%,
   11/15/36 (a)                                                                        10,695                      10,930,932
Houston, Texas, Independent School District, GO,
   5%, 2/15/33                                                                         10,000                      10,206,100
Judson, Texas, Independent School District, School
   Building, GO, 5%, 2/01/37 (j)                                                       10,000                      10,140,800
Matagorda County, Texas, Navigation District
   Number 1, PCR, Refunding (Central Power and
   Light Company Project), AMT, 5.20%, 5/01/30 (e)                                      6,250                       6,051,125
North Texas Tollway Authority, Dallas North Tollway
   System Revenue Bonds, Series A, 5%,
   1/01/15 (a)(l)                                                                       5,890                       6,429,524
North Texas Tollway Authority, Dallas North Tollway
   System Revenue Bonds, Series A:
      6%, 1/01/25                                                                       6,250                       6,724,063
      5.125%, 1/01/28 (e)                                                              25,500                      26,153,310
North Texas Tollway Authority, System Revenue
   Refunding Bonds, Series B, 5.75%, 1/01/40 (e)                                       10,000                      10,560,900
SA Energy Acquisition Public Facilities Corporation,
   Texas, Gas Supply Revenue Bonds, 5.50%,
   8/01/27                                                                              4,500                       4,441,770
Texas State Department of Housing and Community
   Affairs, S/F Mortgage Revenue Bonds, AMT,
   Series A, 5.45%, 9/01/23 (c)(e)                                                      4,705                       4,729,984
Texas State Turnpike Authority, Central Texas Turnpike
   System Revenue Bonds, First Tier, Series A (f):
      5.50%, 8/15/39                                                                   10,000                      10,247,600
      5%, 8/15/42                                                                      10,000                       9,906,900
                                                                                                               --------------
                                                                                                                  208,216,093
=============================================================================================================================
Vermont -- 0.4%
Vermont HFA, Revenue Refunding Bonds, AMT,
   Series C, 5.50%, 11/01/38 (a)                                                        3,000                       2,973,690
Vermont HFA, S/F Housing Revenue Bonds, AMT,
   Series 12B, 6.30%, 11/01/19 (a)                                                        415                         420,739
                                                                                                               --------------
                                                                                                                    3,394,429
=============================================================================================================================
Virginia -- 0.5%
Fairfax County, Virginia, EDA, Residential Care
   Facilities, Mortgage Revenue Refunding Bonds
   (Goodwin House, Inc.), 5.125%, 10/01/42                                              2,750                       2,359,940
Halifax County, Virginia, IDA, Exempt Facility Revenue
   Refunding Bonds (Old Dominion Electric
   Cooperative Project), AMT, 5.625%, 6/01/28 (f)                                       2,500                       2,532,600
                                                                                                               --------------
                                                                                                                    4,892,540
=============================================================================================================================
Washington -- 13.4%
Bellevue, Washington, GO, Refunding (e):
      5.25%, 12/01/26                                                                   2,545                       2,652,653
      5.25%, 12/01/27                                                                   2,455                       2,560,270
      5.25%, 12/01/28                                                                   2,850                       2,965,596
      5.25%, 12/01/29                                                                   3,000                       3,118,230
      5%, 12/01/34                                                                     17,600                      17,905,360
Chelan County, Washington, Public Utility District
   Number 001, Consolidated Revenue Bonds
   (Chelan Hydro System), AMT, Series A,
   5.45%, 7/01/37 (f)                                                                   3,030                       2,994,852

See Notes to Financial Statements.


18                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)       BlackRock MuniYield Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Washington (concluded)
Chelan County, Washington, Public Utility District
   Number 001, Consolidated Revenue Refunding
   Bonds (Chelan Hydro System), AMT, Series C,
   5.65%, 7/01/32 (e)                                                                 $ 6,000                  $    6,037,020
King County, Washington, Public Hospital District
   Number 001, GO, Refunding, Series A, 5%,
   12/01/37 (j)                                                                        15,000                      15,225,000
King County, Washington, Sewer Revenue Bonds,
   5%, 1/01/37 (a)                                                                     15,785                      16,112,223
Radford Court Properties, Washington, Student
   Housing Revenue Bonds, 5.75%, 6/01/32 (e)                                           10,000                      10,450,900
Seattle, Washington, Housing Authority Revenue
   Bonds (High Rise Rehabilitation Program --
   Phase 3), AMT, 5.15%, 11/01/27 (a)                                                   6,255                       6,089,868
Skagit County, Washington, Public Hospital District,
   GO, Series A (e):
      5.25%, 12/01/25                                                                   4,945                       5,046,768
      5.25%, 12/01/26                                                                   5,450                       5,540,688
Tacoma, Washington, Regional Water Supply System,
   Water Revenue Bonds, 5%, 12/01/32 (e)                                                5,300                       5,369,060
Washington State Health Care Facilities Authority
   Revenue Bonds (Providence Health System),
   Series A, 5.25%, 10/01/21 (e)                                                        7,000                       7,297,291
Washington State, Motor Vehicle Fuel Tax, GO,
   Series B, 5%, 7/01/31 (a)                                                           12,035                      12,309,639
                                                                                                               --------------
                                                                                                                  121,675,418
=============================================================================================================================
West Virginia -- 0.7%
Harrison County, West Virginia, County Commission
   for Solid Waste Disposal Revenue Bonds
   (Monongahela Power), AMT, Series C, 6.75%,
   8/01/24 (f)                                                                          5,925                       5,937,561
=============================================================================================================================
Wisconsin -- 0.4%
Wisconsin State Health and Educational Facilities
   Authority Revenue Bonds (SynergyHealth Inc.),
   6%, 11/15/32                                                                         3,395                       3,318,205
=============================================================================================================================
Puerto Rico -- 0.3%
Puerto Rico Sales Tax Financing Corporation,
   Sales Tax Revenue Refunding Bonds, Series A,
   5.01%, 8/01/43 (e)(o)                                                               20,000                       2,776,800
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $1,399,473,572) -- 153.8%                                                                              1,396,785,149
=============================================================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (q)
=============================================================================================================================
California -- 4.6%
California State University Revenue Systemwide --
   Series A, 5%, 11/1/2016 (f)                                                         18,435                      18,905,277
California Statewide Cmn, 5.25%, 7/1/2047 (a)                                          12,000                      12,219,720
Orange County, California, Sanitation District, COP
   Series B, 5%, 2/1/2037 (a)                                                          10,780                      10,970,375
                                                                                                               --------------
                                                                                                                   42,095,372
=============================================================================================================================
Florida -- 4.0%
Miami-Dade County Florida Aviation Revenue Bonds,
   AMT, Miami International Airport, Airport and
   Marina Imports, 5%, 10/1/2040 (i)(j)                                                15,000                      13,641,184
Miami-Dade County, Florida, Aviation Revenue
   Refunding Bonds (Miami International Airport),
   AMT, Series A, 5%, 10/01/39 (e)                                                     25,000                      23,024,000
                                                                                                               --------------
                                                                                                                   36,665,184
=============================================================================================================================
Illinois -- 4.8%
Chicago, Illinois, O'Hare International Airport, General
   Airport Revenue Refunding Bonds, Third Lien, AMT,
   Series C-2, 5.25%, 1/1/30 (a)                                                       16,400                      16,086,760
Chicago, Illinois, O'Hare International Airport Revenue
   Bonds, Third Lien, AMT, Series B-2, 6%, 1/1/27 (e)                                  26,230                      27,039,195
                                                                                                               --------------
                                                                                                                   43,125,955
=============================================================================================================================
Indiana -- 1.3%
Indianapolis Indiana Gas Utilities Revenue Bonds,
   2nd Lien -- Series B, 5.25%, 8/15/2027 (j)                                           11,000                      11,370,370
==============================================================================================================================
Louisiana -- 3.2%
Louisiana Public Facilities Authority, Mortgage
   Revenue Refunding Bonds (Baton Rouge General
   Medical Center Project), 5.25%, 7/1/33 (e)                                          15,000                      15,203,850
New Orleans, Louisiana, Aviation Board Revenue
   Bonds, Airport and Marina Imports, AMT, Series A,
   5.25%, 1/01/32 (a)(g)                                                               14,030                      13,749,540
                                                                                                               --------------
                                                                                                                   28,953,390
=============================================================================================================================
New York -- 2.3%
New York State Dormitory Authority, Non-State
   Supported Debt, 5.25%, 2/15/2031 (a)                                                20,000                      20,602,600
=============================================================================================================================
Pennsylvania -- 3.9%
Pennsylvania HFA, S/F Mortgage Revenue Refunding
   Bonds, AMT, Series 100A, 5.35%, 10/01/33                                            20,000                      19,484,000
Pennsylvania State Turnpike Commission, Turnpike
   Revenue Bonds, Series A, 5.50%, 12/1/31 (f)                                         15,600                      16,339,908
                                                                                                               --------------
                                                                                                                   35,823,908
=============================================================================================================================
Washington -- 4.1%
Central Puget Sound Regional Transportation
   Authority, Washington, Sales and Use Tax Revenue
   Bonds, Series A, 5%, 11/1/2034 (a)                                                  17,000                      17,190,759
Port Seattle, Washington, Revenue Refunding Bonds,
   Series B, AMT, 5.20%, 7/1/29 (e)                                                    20,565                      20,022,907
                                                                                                               --------------
                                                                                                                   37,213,666
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $259,645,491) -- 28.2%                                                                                   255,850,445
=============================================================================================================================

Short-Term Securities                                                                  Shares
=============================================================================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
   2.49% (n)(p)                                                                       312,813                         312,813
-----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $312,813) -- 0.0%                                                                                            312,813
=============================================================================================================================
Total Investments (Cost -- $1,659,431,876*) -- 182.0%                                                           1,652,948,407

Liabilities in Excess of Other Assets -- (5.0%)                                                                   (45,068,474)

Liability for Trust Certificates,
Including Interest Expense and Fees Payable -- (14.2%)                                                           (128,948,439)

Preferred Stock, at Redemption Value -- (62.8%)                                                                  (570,533,022)
                                                                                                               --------------
Net Assets Applicable to Common Stock -- 100.0%                                                                $  908,398,472
                                                                                                               ==============

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               19

Schedule of Investments (concluded)       BlackRock MuniYield Insured Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ......................................     $ 1,532,202,740
                                                                ===============
      Gross unrealized appreciation .......................     $    20,573,912
      Gross unrealized depreciation .......................         (28,039,121)
                                                                ---------------
      Net unrealized depreciation .........................     $    (7,465,209)
                                                                ===============

(a)   FSA Insured.
(b)   FGIC Insured.
(c)   FNMA/GNMA Collateralized.
(d)   FHLMC Collateralized.
(e)   MBIA Insured.
(f)   AMBAC Insured.
(g)   FHA Insured.
(h)   CIFG Insured.
(i)   XL Capital Insured.
(j)   Assured Guaranty Insured.
(k) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(l) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(m)   Security is collateralized by municipal or U.S. Treasury obligations.
(n)   Represents the current yield as of report date.
(o) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                           Net         Dividend
      Affiliate                                         Activity        Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund     (4,589,540)      $193,534
      -------------------------------------------------------------------------

(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
o Forward interest rate swap outstanding as of April 30, 2008 was as follows:

      ------------------------------------------------------------------------
                                                        Notional
                                                         Amount    Unrealized
                                                          (000)   Depreciation
      ------------------------------------------------------------------------
      Pay a fixed rate of 3.337% and receive a floating rate based on 1-week SIFMA Municipal
      Swap Index

      Broker, JPMorgan Chase
      Expires July 2018                                 $247,000   $(1,041,599)
      ------------------------------------------------------------------------

See Notes to Financial Statements.


20                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)
                                          BlackRock MuniYield Quality Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Alabama -- 2.3%
Jefferson County, Alabama, Limited Obligation School
   Warrants, Series A, 4.75%, 1/01/25                                                 $ 3,000                  $    2,524,110
University of Alabama, General Revenue Bonds,
   Series A, 5%, 7/01/34 (a)                                                            7,275                       7,394,165
                                                                                                               --------------
                                                                                                                    9,918,275
=============================================================================================================================
Arizona -- 0.7%
Salt Verde Financial Corporation, Arizona, Senior Gas
   Revenue Bonds, 5%, 12/01/32                                                          3,320                       3,014,494
=============================================================================================================================
California -- 23.3%
Alameda Corridor Transportation Authority, California,
   Capital Appreciation Revenue Refunding Bonds,
   Subordinate Lien, Series A, 5.45%,
   10/01/25 (b)(c)                                                                      4,150                       3,428,564
Anaheim, California, Public Financing Authority,
   Electric System Distribution Facilities Revenue
   Bonds, Series A, 5%, 10/01/31 (d)                                                    1,250                       1,267,250
Arcadia, California, Unified School District, Capital
   Appreciation, GO (Election of 2006), Series A,
   4.96%, 8/01/39 (c)(d)                                                                2,200                         381,788
Cabrillo, California, Community College District, GO
   (Election of 2004), Series B (a)(c):
      5.20%, 8/01/37                                                                    3,250                         601,477
      4.87%, 8/01/38                                                                    7,405                       1,282,694
California State, GO, 5.50%, 4/01/28                                                        5                           5,191
California State, GO, Refunding:
      5.25%, 9/01/10 (e)                                                                4,450                       4,697,108
      5.125%, 6/01/27                                                                      30                          30,370
      5.25%, 2/01/33 (f)                                                                5,700                       5,804,994
California State University, Systemwide Revenue
   Bonds, Series A, 5%, 11/01/35 (g)                                                    3,450                       3,454,519
California State, Various Purpose, GO:
      5.25%, 11/01/29                                                                  10,000                      10,248,400
      5.50%, 11/01/33                                                                   3,200                       3,300,960
Chino Valley, California, Unified School District, GO
   (Election of 2002), Series C, 5.25%, 8/01/30 (a)                                     1,200                       1,237,848
Coast Community College District, California, GO,
   Refunding (Election of 2002), Series C, 5.45%,
   8/01/13 (c)(d)                                                                       2,800                       2,113,356
East Side Union High School District, California,
   Santa Clara County, GO (Election of 2002),
   Series D, 5%, 8/01/26 (h)                                                            2,150                       2,155,031
Fresno, California, Unified School District, GO
   (Election of 2001), Series E, 5%, 8/01/30 (d)                                        1,230                       1,265,080
Golden State Tobacco Securitization Corporation of
   California, Tobacco Settlement Revenue Bonds,
   Series B, 5.50%, 6/01/13 (e)(h)                                                     11,600                      12,686,108
Los Angeles, California, Municipal Improvement
   Corporation, Lease Revenue Bonds, Series B1,
   4.75%, 8/01/37 (g)                                                                   3,410                       3,325,534
Metropolitan Water District of Southern California,
   Waterworks Revenue Bonds, Series B-1 (g):
      5%, 10/01/29                                                                      4,000                       4,081,600
      5%, 10/01/36                                                                      2,275                       2,309,398
Mount Diablo, California, Unified School District, GO
   (Election of 2002), 5%, 7/01/27 (g)                                                  2,000                       2,003,480
Orange County, California, Sanitation District, COP:
      5%, 2/01/33 (g)                                                                   2,750                       2,777,610
      Series B, 5%, 2/01/30 (d)                                                         3,500                       3,579,415
      Series B, 5%, 2/01/31 (d)                                                         1,200                       1,226,364
Poway, California, Redevelopment Agency, Tax
   Allocation Refunding Bonds (Paguay
   Redevelopment Project), 5.125%, 6/15/33 (b)                                          2,000                       2,003,140
Rancho Cucamonga, California, Redevelopment
   Agency, Tax Allocation Refunding Bonds (Rancho
   Redevelopment Project), Series A, 5%, 9/01/34 (a)                                      550                         550,776
Sacramento, California, Unified School District, GO
   (Election of 2002), 5%, 7/01/30 (a)                                                  2,100                       2,148,090
San Diego County, California, Water Authority, Water
   Revenue Refunding Bonds, COP, Series A, 5%,
   5/01/32 (a)                                                                          9,000                       9,131,130
San Jose, California, Airport Revenue Refunding
   Bonds, AMT, Series A, 5.50%, 3/01/32 (b)                                             5,300                       5,340,121
San Mateo County, California, Community College
   District, GO (Election of 2001), Series A, 5%,
   9/01/26 (g)                                                                          2,725                       2,780,127
Tamalpais, California, Union High School District, GO
   (Election of 2001), 5%, 8/01/28 (d)                                                  1,950                       1,991,360
Ventura County, California, Community College District,
   GO (Election of 2002), Series B, 5%, 8/01/30 (a)                                     3,150                       3,215,048
                                                                                                               --------------
                                                                                                                  100,423,931
=============================================================================================================================
Colorado -- 1.6%
Colorado Health Facilities Authority Revenue Bonds:
      (Catholic Health Initiatives), Series A, 5.50%,
         3/01/32 (i)                                                                    1,650                       1,745,535
      (Covenant Retirement Communities Inc.), Series A,
         5.50%, 12/01/27 (f)                                                            1,600                       1,612,800
      (Covenant Retirement Communities Inc.), Series A,
         5.50%, 12/01/33 (f)                                                            1,000                         994,510
E-470 Public Highway Authority, Colorado, Capital
   Appreciation Revenue Refunding Bonds, Series B,
   5.485%, 9/01/29 (a)(c)                                                               9,000                       2,597,490
                                                                                                               --------------
                                                                                                                    6,950,335
=============================================================================================================================
District of Columbia -- 0.9%
District of Columbia, GO, Series A, 4.75%, 6/01/36 (g)                                  1,090                       1,030,224
District of Columbia, Revenue Refunding Bonds
   (Catholic University of America) (b):
      5.625%, 10/01/09 (e)                                                              1,930                       2,039,161
      5.625%, 10/01/29                                                                    570                         587,545
                                                                                                               --------------
                                                                                                                    3,656,930
=============================================================================================================================
Florida -- 5.9%
Beacon Tradeport Community Development District,
   Florida, Special Assessment Revenue Refunding
   Bonds (Commercial Project), Series A, 5.625%,
   5/01/32 (f)                                                                          2,235                       2,240,073
Duval County, Florida, School Board, COP (Master
   Lease Program), 5%, 7/01/33 (d)                                                      3,100                       3,145,353
Florida State Department of Environmental Protection,
   Preservation Revenue Bonds, Series B, 5%,
   7/01/27 (a)                                                                          2,845                       2,922,469

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               21

Schedule of Investments (continued)       BlackRock MuniYield Quality Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Florida (concluded)
Highlands County, Florida, Health Facilities Authority,
   Hospital Revenue Bonds (Adventist Health System),
   Series C, 5.25%, 11/15/36                                                          $ 5,415                  $    5,281,899
Miami, Florida, Special Obligation Revenue Bonds
   (Street and Sidewalk Improvement Program), 5%,
   1/01/37 (h)(l)                                                                       1,100                       1,101,595
Miami-Dade County, Florida, Aviation Revenue
   Refunding Bonds (Miami International Airport), AMT:
      5%, 10/01/40 (h)(j)                                                               6,300                       5,875,947
      Series A, 5%, 10/01/38 (k)                                                        3,000                       2,738,340
Orange County, Florida, Sales Tax Revenue Refunding
   Bonds, Series B, 5.125%, 1/01/32 (g)                                                 2,200                       2,241,426
                                                                                                               --------------
                                                                                                                   25,547,102
=============================================================================================================================
Georgia -- 5.8%
Atlanta, Georgia, Airport Passenger Facility Charge
   and Subordinate Lien General Revenue Refunding
   Bonds, Series C, 5%, 1/01/33 (d)                                                     3,500                       3,549,840
Atlanta, Georgia, Water and Wastewater Revenue Bonds:
      5%, 11/01/34 (d)                                                                  4,270                       4,331,487
      Series A, 5%, 11/01/33 (a)                                                        1,200                       1,206,048
      Series A, 5%, 11/01/39 (a)                                                        2,525                       2,531,616
Augusta, Georgia, Water and Sewer Revenue Bonds (d):
      5.25%, 10/01/34                                                                   5,000                       5,181,950
      5.25%, 10/01/39                                                                   2,820                       2,905,615
Monroe County, Georgia, Development Authority, PCR,
   Refunding (Oglethorpe Power Corporation -- Scherer),
   Series A, 6.80%, 1/01/11                                                             4,785                       5,172,107
                                                                                                               --------------
                                                                                                                   24,878,663
=============================================================================================================================
Hawaii -- 0.5%
Hawaii State, GO, Series CX, 5.50%, 2/01/21 (d)                                         2,000                       2,128,540
=============================================================================================================================
Illinois -- 19.8%
Chicago, Illinois, GO (Lakefront Millennium Parking
   Facilities), 5.125%, 1/01/09 (a)(e)                                                  5,000                       5,198,150
Chicago, Illinois, O'Hare International Airport Revenue
   Bonds, Third Lien, AMT, Series B-2:
      5.75%, 1/01/23 (d)                                                                3,400                       3,510,738
      5.75%, 1/01/24 (d)                                                                4,000                       4,122,320
      6%, 1/01/29 (h)                                                                   3,300                       3,377,517
Chicago, Illinois, O'Hare International Airport, General
   Airport Revenue Refunding Bonds, Third Lien, AMT,
   Series A, 5.75%, 1/01/21 (a)                                                        13,665                      13,934,884
Chicago, Illinois, O'Hare International Airport, Revenue
   Refunding Bonds, Third Lien, AMT, Series A-2,
   5.75%, 1/01/21 (d)                                                                   2,665                       2,763,738
Chicago, Illinois, Water Revenue Refunding Bonds,
   Second Lien, 5.25%, 11/01/33 (d)                                                     3,925                       4,135,615
Cook County, Illinois, Capital Improvement, GO,
   Series C, 5.50%, 11/15/12 (b)(e)                                                     5,080                       5,629,046
Illinois Sports Facilities Authority, State Tax Supported
   Revenue Bonds (b):
      5.212%, 6/15/30 (c)                                                              28,525                      26,079,552
      5%, 6/15/32                                                                       5,500                       5,526,840
Metropolitan Pier and Exposition Authority, Illinois,
   Dedicated State Tax Revenue Refunding Bonds
   (McCormick Place Expansion Project):
      5.50% 12/15/24 (g)                                                                7,000                       7,253,540
      Series B, 5.75%, 6/15/23 (a)                                                      3,500                       3,757,565
                                                                                                               --------------
                                                                                                                   85,289,505
=============================================================================================================================
Indiana -- 1.7%
Indianapolis, Indiana, Local Public Improvement
   Bond Bank, Revenue Refunding Bonds (Indianapolis
   Airport Authority Project), AMT, Series B (a):
      5.25%, 1/01/28                                                                    2,470                       2,439,989
      5.25%, 1/01/30                                                                    5,055                       4,945,812
                                                                                                               --------------
                                                                                                                    7,385,801
=============================================================================================================================
Louisiana -- 4.5%
Louisiana Local Government Environmental Facilities
   and Community Development Authority, Revenue
   Bonds (Capital Projects and Equipment Acquisition
   Program), Series A, 6.30%, 7/01/30 (b)                                               5,100                       5,317,719
Louisiana State Citizens Property Insurance
   Corporation, Assessment Revenue Bonds, Series B,
   5%, 6/01/23 (b)                                                                      2,800                       2,738,960
Louisiana State, Gas and Fuels Tax Revenue Bonds,
   Series A, 4.75%, 5/01/39 (d)                                                         7,050                       6,937,553
Louisiana State Transportation Authority, Senior Lien
   Toll Revenue Capital Appreciation Bonds, Series B,
   5.31%, 12/01/27 (b)(c)                                                               4,675                       1,575,802
Rapides Financing Authority, Louisiana, Revenue
   Bonds (Cleco Power LLC Project), AMT, 4.70%,
   11/01/36 (b)                                                                           800                         703,624
Terrebonne Parish, Louisiana, Hospital Service District
   Number 1, Hospital Revenue Bonds (Terrebonne
   General Medical Center Project), 5.50%,
   4/01/33 (b)                                                                          1,900                       1,959,850
                                                                                                               --------------
                                                                                                                   19,233,508
=============================================================================================================================
Maryland -- 1.7%
Baltimore, Maryland, Convention Center Hotel
   Revenue Bonds, Senior Series A, 5.25%,
   9/01/39 (h)                                                                          7,115                       7,347,162
=============================================================================================================================
Massachusetts -- 5.7%
Massachusetts Bay Transportation Authority, General
   Transportation System Revenue Refunding Bonds,
   Series A, 7%, 3/01/11 (a)                                                            3,730                       4,156,227
Massachusetts Bay Transportation Authority, Revenue
   Refunding Bonds (General Transportation System),
   Series A, 7%, 3/01/14 (a)                                                            3,550                       4,105,042
Massachusetts Bay Transportation Authority, Sales Tax
   Refunding Bonds, Senior Series A-2, 5.209%,
   7/01/35 (c)                                                                         13,400                       3,069,136
Massachusetts State, HFA, Rental Housing Mortgage
   Revenue Bonds, AMT, Series C, 5.60%, 1/01/45 (d)                                     4,000                       4,083,000
Massachusetts State, HFA, S/F Housing Revenue
   Bonds, AMT, Series 128, 4.80%, 12/01/27 (d)                                          2,200                       2,049,102
Massachusetts State Port Authority, Special Facilities
   Revenue Bonds (Delta Air Lines Inc. Project), AMT,
   Series A, 5.50%, 1/01/19 (b)                                                         3,825                       3,637,958

See Notes to Financial Statements.


22                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)       BlackRock MuniYield Quality Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Massachusetts (concluded)
Massachusetts State School Building Authority,
   Dedicated Sales Tax Revenue Bonds, Series A, 5%,
   8/15/30 (d)                                                                        $ 2,100                  $    2,147,481
Massachusetts State Water Resource Authority,
   General Revenue Refunding Bonds, Series B,
   5.125%, 8/01/27 (a)                                                                  1,210                       1,242,295
                                                                                                               --------------
                                                                                                                   24,490,241
=============================================================================================================================
Michigan -- 4.1%
Detroit, Michigan, Sewage Disposal System, Second
   Lien Revenue Bonds, Series B, 5%, 7/01/36 (a)(g)                                     4,650                       4,652,790
Michigan Higher Education Student Loan Authority,
   Student Loan Revenue Refunding Bonds, AMT,
   Series XVII-G, 5.20%, 9/01/20 (b)                                                    2,300                       2,278,587
Michigan State Strategic Fund, Limited Obligation
   Revenue Refunding Bonds (Detroit Edison Company
   Pollution Control Project), AMT (h):
      Series A, 5.50%, 6/01/30                                                          1,700                       1,697,756
      Series C, 5.65%, 9/01/29                                                          3,300                       3,334,617
      Series C, 5.45%, 12/15/32                                                         5,800                       5,729,878
                                                                                                               --------------
                                                                                                                   17,693,628
=============================================================================================================================
Minnesota -- 0.9%
Dakota County, Minnesota, Community Development
   Agency, S/F Mortgage Revenue Bonds (Mortgage-
   Backed Securities Program), Series B, 5.15%,
   12/01/38 (l)(m)                                                                      4,120                       4,021,732
=============================================================================================================================
Nebraska -- 2.0%
Municipal Energy Agency of Nebraska, Power Supply
   System Revenue Bonds, Series A, 5%, 4/01/33 (d)                                      6,315                       6,402,652
Washington County, Nebraska, Wastewater Facilities
   Revenue Bonds (Cargill Inc. Project), AMT, 5.90%,
   11/01/27                                                                             2,300                       2,410,883
                                                                                                               --------------
                                                                                                                    8,813,535
=============================================================================================================================
Nevada -- 10.0%
Carson City, Nevada, Hospital Revenue Bonds
   (Carson-Tahoe Hospital Project), Series A, 5.50%,
   9/01/33 (f)                                                                          4,100                       4,077,491
Clark County, Nevada, Airport System Subordinate
   Lien Revenue Bonds, Series A-2 (g):
      5%, 7/01/30                                                                       2,000                       1,970,880
      5%, 7/01/36                                                                      19,100                      18,675,216
Clark County, Nevada, IDR (Southwest Gas Corp.
   Project), AMT (g):
      Series A, 4.75%, 9/01/36                                                          2,300                       1,836,619
      Series D, 5.25%, 3/01/38                                                         12,000                      10,341,840
Washoe County, Nevada, School District, GO, 5.875%,
   12/01/09 (d)(e)                                                                      5,710                       6,026,562
                                                                                                               --------------
                                                                                                                   42,928,608
=============================================================================================================================
New Hampshire -- 3.7%
New Hampshire Health and Education Facilities
   Authority Revenue Bonds (Dartmouth-Hitchcock
   Obligation Group), 5.50%, 8/01/27 (d)                                               10,000                      10,580,600
New Hampshire State Business Finance Authority,
   PCR, Refunding (Public Service Company), AMT,
   Series D, 6%, 5/01/21 (a)                                                            5,000                       5,107,300
                                                                                                               --------------
                                                                                                                   15,687,900
=============================================================================================================================
New Jersey -- 4.2%
New Jersey EDA, Cigarette Tax Revenue Bonds:
      5.75%, 6/15/29                                                                      910                         889,270
      5.50%, 6/15/31                                                                    1,385                       1,302,177
New Jersey EDA, Motor Vehicle Surcharge Revenue
   Bonds, Series A, 5.25%, 7/01/31 (a)                                                  5,500                       5,651,140
New Jersey EDA, School Facilities Construction
   Revenue Bonds, Series O:
      5.125%, 3/01/28                                                                   2,660                       2,737,805
      5.125%, 3/01/30                                                                   7,500                       7,679,625
                                                                                                               --------------
                                                                                                                   18,260,017
=============================================================================================================================
New York -- 4.2%
Erie County, New York, IDA, School Facility Revenue
   Bonds (City of Buffalo Project), Series A, 5.75%,
   5/01/28 (d)                                                                          2,000                       2,192,700
Metropolitan Transportation Authority, New York,
   Revenue Bonds, Series B, 5%, 11/15/35 (a)                                            3,000                       3,033,750
Metropolitan Transportation Authority, New York,
   Transportation Revenue Bonds, Series A, 5%,
   11/15/32 (g)                                                                         8,990                       8,998,361
Tobacco Settlement Financing Corporation of New
   York Revenue Bonds, Series A-1, 5.25%, 6/01/22 (b)                                   3,570                       3,674,030
                                                                                                               --------------
                                                                                                                   17,898,841
=============================================================================================================================
Ohio -- 0.5%
Jackson, Ohio, Hospital Facilities Revenue Bonds
   (Consolidated Health System -- Jackson Hospital),
   6.125%, 10/01/09 (e)(f)                                                              2,000                       2,125,840
=============================================================================================================================
Oklahoma -- 0.5%
Tulsa, Oklahoma, Airports Improvement Trust, General
   Revenue Bonds (Tulsa International Airport), AMT,
   Series B (g):
      6%, 6/01/19                                                                       1,000                       1,013,780
      6.125%, 6/01/26                                                                   1,000                       1,013,060
                                                                                                               --------------
                                                                                                                    2,026,840
=============================================================================================================================
Pennsylvania -- 1.7%
Pennsylvania HFA, S/F Mortgage Revenue Refunding
   Bonds, AMT, Series 99A, 5.25%, 10/01/32                                              2,000                       1,925,360
Philadelphia, Pennsylvania, Authority for Industrial
   Development, Lease Revenue Bonds, Series B,
   5.50%, 10/01/11 (d)(e)                                                               5,000                       5,489,500
                                                                                                               --------------
                                                                                                                    7,414,860
=============================================================================================================================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               23

Schedule of Investments (continued)       BlackRock MuniYield Quality Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
South Carolina -- 1.6%
Berkeley County, South Carolina, School District,
   Installment Lease Revenue Bonds (Securing Assets
   for Education Project), 5.125%, 12/01/30                                           $ 3,750                  $    3,742,350
Kershaw County, South Carolina, Public Schools
   Foundation, Installment Power Revenue Refunding
   Bonds, 5%, 12/01/29 (k)                                                              3,200                       3,093,248
                                                                                                               --------------
                                                                                                                    6,835,598
=============================================================================================================================
Tennessee -- 2.1%
Memphis-Shelby County, Tennessee, Airport Authority,
   Airport Revenue Bonds, AMT, Series D, 6.25%,
   3/01/18 (b)                                                                          5,000                       5,147,650
Tennessee Energy Acquisition Corporation, Gas
   Revenue Bonds, Series A, 5.25%, 9/01/26                                              4,035                       3,892,000
                                                                                                               --------------
                                                                                                                    9,039,650
=============================================================================================================================
Texas -- 17.0%
Bell County, Texas, Health Facilities Development
   Revenue Bonds (Lutheran General Health Care
   System), 6.50%, 7/01/19 (i)                                                          1,000                       1,190,280
Dallas-Fort Worth, Texas, International Airport Revenue
   Refunding and Improvement Bonds, AMT, Series A (g):
      5.875%, 11/01/17                                                                  1,835                       1,871,957
      5.875%, 11/01/18                                                                  2,145                       2,180,607
      5.875%, 11/01/19                                                                  2,385                       2,420,489
Dallas-Fort Worth, Texas, International Airport, Joint
   Revenue Bonds, AMT, Series B, 6%, 11/01/23 (a)                                         800                         808,328
Gregg County, Texas, Health Facilities Development
   Corporation, Hospital Revenue Bonds (Good
   Shepherd Medical Center Project) (e):
      6.375%, 10/01/10                                                                  2,600                       2,858,232
      6.875%, 10/01/10                                                                  6,000                       6,665,160
Harris County-Houston Sports Authority, Texas,
   Revenue Refunding Bonds, Senior Lien, Series G,
   5.75%, 11/15/20 (a)                                                                  4,000                       4,158,720
Leander, Texas, Independent School District, Capital
   Appreciation, GO, Refunding (School Building),
   5.58%, 8/15/35 (c)                                                                  13,350                       2,987,329
Lewisville, Texas, Independent School District, Capital
   Appreciation and School Building, GO, Refunding,
   4.748%, 8/15/24 (c)(g)                                                               6,150                       2,519,593
North Harris County, Texas, Regional Water Authority,
   Senior Lien Revenue Bonds, 5.125%, 12/15/35 (a)                                      7,150                       7,199,478
North Texas Tollway Authority, System Revenue
   Refunding Bonds:
      5.75%, 1/01/40 (a)                                                               12,300                      12,980,190
      First Tier, Series A, 6%, 1/01/25                                                   850                         914,473
Texas State Affordable Housing Corporation, S/F
   Mortgage Revenue Bonds (Professional Educators
   Home Loan Program), AMT, Series A-1, 5.50%,
   12/01/39 (l)(m)                                                                      2,083                       2,011,601
Texas State Turnpike Authority, Central Texas Turnpike
   System Revenue Bonds, First Tier, Series A (b):
      5.75%, 8/15/38                                                                    7,200                       7,475,976
      5%, 8/15/42                                                                      10,000                       9,906,900
Travis County, Texas, Health Facilities Development
   Corporation, Revenue Refunding Bonds (Ascension
   Health Credit), Series A, 6.25%, 11/15/09 (a)(e)                                     4,600                       4,916,250
                                                                                                               --------------
                                                                                                                   73,065,563
=============================================================================================================================
Utah -- 4.0%
Salt Lake City, Utah, Hospital Revenue Refunding
   Bonds (IHC Hospitals Inc.), 6.30%, 2/15/15 (a)                                      15,000                      17,019,450
=============================================================================================================================
Vermont -- 0.2%
Vermont HFA, Revenue Refunding Bonds, AMT,
   Series C, 5.50%, 11/01/38 (d)                                                        1,000                         991,230
=============================================================================================================================
Virginia -- 1.5%
Halifax County, Virginia, IDA, Exempt Facility Revenue
   Refunding Bonds (Old Dominion Electric
   Cooperative Project), AMT, 5.625%, 6/01/28 (b)                                       3,100                       3,140,424
Virginia State, HDA, Commonwealth Mortgage
   Revenue Bonds, Series H, Sub-Series H-1, 5.35%,
   7/01/31 (a)                                                                          3,200                       3,228,672
                                                                                                               --------------
                                                                                                                    6,369,096
=============================================================================================================================
Washington -- 3.4%
Central Puget Sound Regional Transportation
   Authority, Washington, Sales and Use Tax Revenue
   Bonds, Series A, 5%, 11/01/32 (d)                                                    2,500                       2,566,600
King County, Washington, Sewer, GO, 5%, 1/01/35 (g)                                       880                         891,387
Port of Tacoma, Washington, Revenue Refunding
   Bonds, Series A, 5.25%, 12/01/14 (b)(e)                                              2,400                       2,679,600
Tacoma, Washington, Regional Water Supply System,
   Water Revenue Bonds, 5%, 12/01/32 (a)                                                5,100                       5,166,453
Washington State, GO, Series A and AT-6, 6.25%,
   2/01/11 (d)                                                                          3,185                       3,372,151
                                                                                                               --------------
                                                                                                                   14,676,191
=============================================================================================================================
Puerto Rico -- 0.3%
Puerto Rico Commonwealth Aqueduct and Sewer
   Authority, Senior Lien Revenue Bonds, Series A, 6%,
   7/01/44 (f)                                                                          1,200                       1,263,349
=============================================================================================================================
Total Municipal Bonds
(Cost -- $584,784,493) -- 136.3%                                                                                  586,396,415
=============================================================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (n)
=============================================================================================================================
California -- 3.6%
Golden State Tobacco Securitization Corporation of
   California, Tobacco Settlement Revenue Bonds,
   Series B, 5.625% 6/1/13 (e)(k)                                                      14,160                      15,567,646
=============================================================================================================================
Florida -- 0.4%
Miami-Dade County, Florida, Aviation Revenue
   Refunding Bonds (Miami International Airport),
   AMT, Series A, 5% 10/01/40 (h)                                                       1,900                       1,772,111
=============================================================================================================================
Georgia -- 2.4%
Atlanta, Georgia, Airport Passenger Facility Charge,
   Subordinate Lien Revenue Refunding Bonds,
   Series C, 5% 1/1/33 (d)                                                             10,000                      10,142,400
=============================================================================================================================

See Notes to Financial Statements.


24                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (concluded)       BlackRock MuniYield Quality Fund, Inc.
                                     (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to                                                          Par
Tender Option Bond Trusts (n)                                                          (000)                        Value
=============================================================================================================================
Illinois -- 4.1%
Chicago, Illinois, O'Hare International Airport, General
   Airport Revenue Refunding Bonds, Third Lien,
   AMT (a):
      Series A, 5.50% 1/1/22                                                          $ 5,000                  $    5,049,150
      Series A, 5.375% 1/1/32                                                          12,500                      12,326,125
                                                                                                               --------------
                                                                                                                   17,375,275
=============================================================================================================================
Massachusetts -- 3.4%
Massachusetts State School Building Authority,
   Dedicated Sales Tax Revenue Bonds, Series A, 5%
   8/15/30 (d)                                                                         14,400                      14,725,584
=============================================================================================================================
New Jersey -- 6.6%
New Jersey EDA, Cigarette Tax Revenue Bonds (j):
      5.50% 6/15/24                                                                     7,150                       7,356,420
      5.50% 6/15/31                                                                     6,000                       6,213,780
New Jersey EDA, Motor Vehicle Surcharge Revenue
   Bonds, Series A, 5.25% 7/1/31 (a)                                                   14,660                      15,062,857
                                                                                                               --------------
                                                                                                                   28,633,057
=============================================================================================================================
New York -- 5.8%
New York City, New York, GO, Series B, 5.875%
   8/1/16 (a)                                                                          13,840                      14,800,634
New York State Thruway Authority, General Revenue
   Refunding Bonds, Series G, 5% 1/01/32 (d)                                           10,000                      10,222,900
                                                                                                               --------------
                                                                                                                   25,023,534
=============================================================================================================================
Oregon -- 3.8%
Portland, Oregon, Sewer System Revenue Bonds,
   Series A, 5.75% 8/1/10 (e)(g)                                                       15,000                      16,083,300
=============================================================================================================================
Texas -- 2.6%
Denton, Texas, Utility System Revenue Bonds, Series
   A, 6% 12/1/10 (d)(e)                                                                10,470                      11,371,781
=============================================================================================================================
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $139,924,206) -- 32.7%                                                                                   140,694,688
=============================================================================================================================

Short-Term Securities                                                                  Shares
=============================================================================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
   2.49% (o)(p)                                                                    16,027,208                      16,027,208
=============================================================================================================================
Total Short-Term Securities
(Cost -- $16,027,208) -- 3.7%                                                                                      16,027,208
=============================================================================================================================
Total Investments
(Cost -- $740,735,907*) -- 172.7%                                                                                 743,118,311

Other Assets Less Liabilities -- 1.2%                                                                               5,349,188

Liability for Trust Certificates,
Including Interest Expense and Fees Payable -- (15.8%)                                                            (68,122,727)

Preferred Stock, at Redemption Value -- (58.1%)                                                                  (250,147,281)
                                                                                                               --------------
Net Assets Applicable to Common Stock -- 100.0%                                                                $  430,197,491
                                                                                                               ==============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................      $ 673,292,645
                                                                  =============
      Gross unrealized appreciation ........................      $  15,281,520
      Gross unrealized depreciation ........................        (12,984,544)
                                                                  -------------
      Net unrealized appreciation ..........................      $   2,296,976
                                                                  =============

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c) Represents a zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(d)   FSA Insured.
(e) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)   Radian Insured.
(g)   FGIC Insured.
(h)   XL Capital Insured.
(i)   Security is collateralized by municipal or U.S. Treasury obligations.
(j)   Assured Guaranty Insured.
(k)   CIFG Insured.
(l)   FHLMC Collateralized.
(m)   FNMA/GNMA Collateralized.
(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                         Activity        Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      15,019,537      $106,237
      -------------------------------------------------------------------------

(p)   Represents the current yield as of report date.

o Forward interest rate swap outstanding as of April 30, 2008 was as follows:

      -------------------------------------------------------------------------
                                                         Notional
                                                          Amount     Unrealized
                                                           (000)    Depreciation
      -------------------------------------------------------------------------
      Pay a fixed rate of 3.665% and receive a floating rate based on 1-week SIFMA Municipal
      Swap Index

      Broker, JPMorgan Chase
      Expires July 2023                                   $20,000    $(291,400)
      -------------------------------------------------------------------------

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               25

Schedule of Investments April 30, 2008 (Unaudited)
                                       BlackRock MuniYield Quality Fund II, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Alabama -- 1.7%
Jefferson County, Alabama, Limited Obligation
   School Warrants, Series A, 4.75%, 1/01/25                                          $ 2,000                  $    1,682,740
University of Alabama, General Revenue Bonds,
   Series A, 5%, 7/01/34 (a)                                                            2,950                       2,998,321
                                                                                                               --------------
                                                                                                                    4,681,061
=============================================================================================================================
Arizona -- 2.4%
Salt Verde Financial Corporation, Arizona, Senior
Gas Revenue Bonds, 5%, 12/01/37                                                         7,500                       6,704,175
=============================================================================================================================
California -- 29.9%
Alameda Corridor Transportation Authority, California,
   Capital Appreciation Revenue Refunding Bonds,
   Subordinate Lien, Series A, 5.33%, 10/01/25 (b)(c)                                   7,150                       5,907,044
Anaheim, California, Public Financing Authority,
   Electric System Distribution Facilities Revenue
   Bonds, Series A, 5%, 10/01/31 (d)                                                    3,800                       3,852,440
Antelope Valley, California, Community College
   District, GO (Election of 2004), Series B,
   5.25%, 8/01/39 (a)                                                                     550                         573,452
Arcadia, California, Unified School District, Capital
   Appreciation, GO (Election of 2006), Series A,
   4.96%, 8/01/39 (c)(d)                                                                1,400                         242,956
Cabrillo, California, Community College District, GO
   (Election of 2004), Series B (a)(c):
      5.20%, 8/01/37                                                                    2,100                         388,647
      4.87%, 8/01/38                                                                    4,800                         831,456
California Health Facilities Financing Authority
   Revenue Bonds (Kaiser Permanente), Series A,
   5.50%, 6/01/22 (d)(e)                                                                5,000                       5,108,500
California State, GO, Refunding:
      5.25%, 9/01/10 (i)                                                                2,200                       2,322,166
      5.125%, 6/01/27                                                                      20                          20,246
      5.25%, 2/01/33 (h)                                                                3,900                       3,971,838
      5%, 6/01/37 (g)                                                                   5,700                       5,774,556
California State Public Works Board, Lease Revenue
   Bonds (Department of Corrections), Series C,
   5%, 6/01/25                                                                          1,600                       1,611,552
California State University, Systemwide Revenue
   Bonds, Series A, 5%, 11/01/35 (f)                                                    2,200                       2,202,882
California State, Various Purpose, GO:
      5.25%, 11/01/29                                                                   2,750                       2,818,310
      5.50%, 11/01/33                                                                   6,500                       6,705,075
Coast Community College District, California, GO,
   Refunding (Election of 2002), Series C,
   5.45%, 8/01/13 (c)(d)                                                                1,800                       1,358,586
East Side Union High School District, California, Santa
   Clara County, Capital Appreciation, GO (Election of
   2002), Series E, 5.15%, 8/01/29 (c)(g)                                              15,000                       4,618,650
East Side Union High School District, California, Santa
   Clara County, GO (Election of 2002), Series D,
   5%, 8/01/26 (g)                                                                      1,370                       1,373,206
Fairfield-Suisun, California, Unified School District,
   GO (Election of 2002), 5.50%, 8/01/28 (a)                                            2,770                       2,919,469
Fresno, California, Unified School District, GO
   (Election of 2001), Series E, 5%, 8/01/30 (d)                                          800                         822,816
Golden State Tobacco Securitization Corporation of
   California, Tobacco Settlement Revenue Bonds,
   Series B, 5.50%, 6/01/13 (g)(i)                                                      2,300                       2,515,349
John Swett Unified School District, California, GO,
   Series A, 5.50%, 8/01/26 (d)                                                         2,815                       2,975,990
Metropolitan Water District of Southern California,
   Waterworks Revenue Bonds, Series B-1 (f):
      5%, 10/01/29                                                                      2,600                       2,653,040
      5%, 10/01/36                                                                      1,475                       1,497,302
Monterey Peninsula Community College District,
   California, GO, CABS, Series C, 5.08%,
   8/01/28 (c)(d)                                                                      11,975                       3,882,056
Orange County, California, Sanitation District, COP,
   5%, 2/01/33 (f)                                                                      2,300                       2,323,092
Palm Springs, California, Financing Authority, Lease
   Revenue Refunding Bonds (Convention Center
   Project), Series A, 5.50%, 11/01/29 (a)                                              2,900                       3,032,124
Poway, California, Redevelopment Agency, Tax
   Allocation Refunding Bonds (Paguay
   Redevelopment Project), 5.125%, 6/15/33 (b)                                          1,250                       1,251,963
Rancho Cucamonga, California, Redevelopment
   Agency, Tax Allocation Refunding Bonds (Rancho
   Redevelopment Project), Series A, 5%, 9/01/34 (a)                                      375                         375,529
Sacramento, California, Municipal Utility District,
   Electric Revenue Bonds, Series N, 5%, 8/15/28 (a)                                    5,000                       5,037,300
Sacramento, California, Unified School District, GO
   (Election of 2002), 5%, 7/01/30 (a)                                                  1,350                       1,380,915
Tamalpais, California, Union High School District,
   GO (Election of 2001), 5%, 8/01/28 (d)                                               1,325                       1,353,103
Ventura County, California, Community College
   District, GO (Election of 2002), Series B,
   5%, 8/01/30 (a)                                                                      2,025                       2,066,816
                                                                                                               --------------
                                                                                                                   83,768,426
=============================================================================================================================
Colorado -- 1.7%
Colorado Health Facilities Authority Revenue Bonds,
   (Catholic Health Initiatives), Series A,
   5.50%, 3/01/32 (e)                                                                   1,150                       1,216,585
Colorado Health Facilities Authority Revenue Bonds
   (Covenant Retirement Communities Inc.) Series A (h):
      5.50%, 12/01/27                                                                   1,200                       1,209,600
      5.50%, 12/01/33                                                                     676                         671,294
E-470 Public Highway Authority, Colorado, Capital
   Appreciation Revenue Refunding Bonds, Series B,
   5.607%, 9/01/32 (a)(c)                                                               7,500                       1,783,500
                                                                                                               --------------
                                                                                                                    4,880,979
=============================================================================================================================
District of Columbia -- 0.2%
District of Columbia, GO, Series A, 4.75%, 6/01/36 (f)                                    500                         472,580
=============================================================================================================================

See Notes to Financial Statements.


26                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)    BlackRock MuniYield Quality Fund II, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Florida -- 7.5%
Duval County, Florida, School Board, COP (Master
   Lease Program), 5%, 7/01/33 (d)                                                    $ 2,000                  $    2,029,260
Highlands County, Florida, Health Facilities Authority,
   Hospital Revenue Bonds (Adventist Health System),
   Series C, 5.25%, 11/15/36                                                            3,050                       2,975,031
Highlands County, Florida, Health Facilities Authority,
   Hospital Revenue Refunding Bonds (Adventist
   Health System), Series G, 5.125%, 11/15/32                                           1,700                       1,639,038
Miami, Florida, Special Obligation Revenue Bonds
   (Street and Sidewalk Improvement Program),
   5%, 1/01/37 (a)                                                                        730                         731,059
Miami-Dade County, Florida, Aviation Revenue
   Refunding Bonds (Miami International Airport),
   AMT, 5%, 10/01/40 (g)(j)                                                            11,300                      10,539,397
Orange County, Florida, Sales Tax Revenue Refunding
   Bonds, Series B, 5.125%, 1/01/32 (f)                                                 1,575                       1,604,657
Peace River/Manasota Regional Water Supply
   Authority, Florida, Utility System Revenue Bonds,
   Series A, 5%, 10/01/30 (d)                                                           1,365                       1,390,348
                                                                                                               --------------
                                                                                                                   20,908,790
=============================================================================================================================
Georgia -- 5.5%
Atlanta, Georgia, Airport Revenue Refunding Bonds,
   Series A, 5.875%, 1/01/17 (f)                                                        5,000                       5,169,750
Atlanta, Georgia, Water and Wastewater
   Revenue Bonds:
      5%, 11/01/34 (d)                                                                  2,850                       2,891,040
      Series A, 5%, 11/01/33 (a)                                                          800                         804,032
      Series A, 5%, 11/01/39 (a)                                                        4,610                       4,622,078
Augusta, Georgia, Water and Sewer Revenue Bonds,
   5.25%, 10/01/39 (d)                                                                  1,880                       1,937,077
                                                                                                               --------------
                                                                                                                   15,423,977
=============================================================================================================================
Illinois -- 17.4%
Chicago, Illinois, O'Hare International Airport Revenue
   Bonds, Third Lien, AMT, Series B-2:
      5.75%, 1/01/23 (d)                                                                5,200                       5,369,364
      6%, 1/01/29 (g)                                                                   2,200                       2,251,678
Chicago, Illinois, Water Revenue Refunding Bonds,
   Second Lien, 5.25%, 11/01/33 (d)                                                     2,550                       2,686,833
Cook County, Illinois, Capital Improvement, GO,
   Series C, 5.50%, 11/15/12 (b)(i)                                                     2,460                       2,725,877
Illinois Regional Transportation Authority Revenue
   Bonds, 6.50%, 7/01/26 (a)                                                           10,000                      12,364,200
Illinois Sports Facilities Authority, State Tax Supported
   Revenue Bonds, 5.264%, 6/15/30 (b)(c)                                               21,675                      19,816,802
Metropolitan Pier and Exposition Authority, Illinois,
   Dedicated State Tax Revenue Bonds (McCormick
   Place Expansion), Series A, 5%, 12/15/28 (a)                                         3,500                       3,566,290
                                                                                                               --------------
                                                                                                                   48,781,044
=============================================================================================================================
Louisiana -- 7.0%
Jefferson Parish, Louisiana, Home Mortgage Authority,
   S/F Mortgage Revenue Bonds, AMT, Series B-1,
   6.65%, 12/01/33 (a)(k)                                                               1,490                       1,564,917
Lafayette, Louisiana, Utilities Revenue Bonds,
   5%, 11/01/28 (a)                                                                     5,500                       5,560,830
Louisiana Local Government Environmental Facilities
   and Community Development Authority, Revenue
   Bonds (Capital Projects and Equipment Acquisition
   Program), Series A, 6.30%, 7/01/30 (b)                                               2,300                       2,398,187
Louisiana State Citizens Property Insurance
   Corporation, Assessment Revenue Bonds,
   Series B, 5%, 6/01/23 (b)                                                            1,800                       1,760,760
Louisiana State, Gas and Fuels Tax Revenue Bonds,
   Series A (d):
      5%, 5/01/36                                                                       2,350                       2,390,302
      4.75%, 5/01/39                                                                    1,975                       1,943,499
Louisiana State Transportation Authority, Senior Lien
   Toll Revenue Capital Appreciation Bonds, Series B,
   5.31%, 12/01/27 (b)(c)                                                               3,185                       1,073,568
Rapides Financing Authority, Louisiana, Revenue
   Bonds (Cleco Power LLC Project), AMT,
   4.70%, 11/01/36 (b)                                                                  1,750                       1,539,178
Terrebonne Parish, Louisiana, Hospital Service
   District Number 1, Hospital Revenue Bonds
   (Terrebonne General Medical Center Project),
   5.50%, 4/01/33 (b)                                                                   1,300                       1,340,950
                                                                                                               --------------
                                                                                                                   19,572,191
=============================================================================================================================
Massachusetts -- 3.4%
Massachusetts Bay Transportation Authority, Sales
   Tax Revenue Refunding Bonds, Senior Series A-2,
   5.12%, 7/01/35 (c)                                                                   2,290                         524,502
Massachusetts State, HFA, S/F Housing Revenue
   Bonds, AMT, Series 128, 4.80%, 12/01/27 (d)                                          1,500                       1,397,115
Massachusetts State Port Authority, Special Facilities
   Revenue Bonds (Delta Air Lines Inc. Project), AMT,
   Series A (b):
      5.50%, 1/01/16                                                                    2,900                       2,851,773
      5.50%, 1/01/19                                                                    2,670                       2,539,437
Massachusetts State School Building Authority,
   Dedicated Sales Tax Revenue Bonds, Series A,
   5%, 8/15/30 (d)                                                                      1,400                       1,431,654
Massachusetts State Water Resource Authority,
   General Revenue Refunding Bonds, Series B,
   5.125%, 8/01/27 (a)                                                                    840                         862,420
                                                                                                               --------------
                                                                                                                    9,606,901
=============================================================================================================================
Michigan -- 3.2%
Detroit, Michigan, Sewage Disposal System, Second
   Lien Revenue Bonds, Series B, 5%, 7/01/36 (a)(f)                                     3,000                       3,001,800
Michigan Higher Education Student Loan Authority,
   Student Loan Revenue Refunding Bonds, AMT,
   Series XVII-G, 5.20%, 9/01/20 (b)                                                    1,000                         990,690
Michigan State Strategic Fund, Limited Obligation
   Revenue Refunding Bonds (Detroit Edison
   Company Pollution Control Project), AMT (g):
      Series A, 5.50%, 6/01/30                                                          1,000                         998,680
      Series C, 5.45%, 12/15/32                                                         3,900                       3,852,849
                                                                                                               --------------
                                                                                                                    8,844,019
=============================================================================================================================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               27

Schedule of Investments (continued)    BlackRock MuniYield Quality Fund II, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Minnesota -- 0.9%
Dakota County, Minnesota, Community Development
   Agency, S/F Mortgage Revenue Bonds (Mortgage-
   Backed Securities Program), Series B,
   5.15%, 12/01/38 (k)(l)                                                             $ 2,649                  $    2,585,396
=============================================================================================================================
Missouri -- 2.1%
Saint Louis County, Missouri, Pattonville R-3 School
   District, GO (Missouri Direct Deposit Program)(f)(i):
      5.75%, 3/01/10                                                                    4,000                       4,278,920
      6%, 3/01/10                                                                       1,500                       1,611,300
                                                                                                               --------------
                                                                                                                    5,890,220
=============================================================================================================================
Nebraska -- 0.5%
Municipal Energy Agency of Nebraska, Power Supply
   System Revenue Bonds, Series A, 5%, 4/01/33 (d)                                      1,300                       1,318,044
=============================================================================================================================
Nevada -- 3.1%
Carson City, Nevada, Hospital Revenue Bonds
   (Carson-Tahoe Hospital Project), Series A,
   5.50%, 9/01/33 (h)                                                                   2,800                       2,784,628
Clark County, Nevada, Airport System Subordinate
   Lien Revenue Bonds, Series A-2 (f):
      5%, 7/01/30                                                                       1,500                       1,478,160
      5%, 7/01/36                                                                       2,700                       2,639,952
Clark County, Nevada, IDR (Southwest Gas Corp.
   Project), AMT, Series A, 4.75%, 9/01/36 (f)                                          2,200                       1,756,766
                                                                                                               --------------
                                                                                                                    8,659,506
=============================================================================================================================
New Jersey -- 5.9%
New Jersey EDA, Cigarette Tax Revenue Bonds:
      5.75%, 6/15/29                                                                    1,070                       1,045,625
      5.50%, 6/15/31                                                                      500                         470,100
New Jersey EDA, Motor Vehicle Surcharge Revenue
   Bonds, Series A (a):
      5%, 7/01/29                                                                       2,400                       2,422,656
      5.25%, 7/01/33                                                                    4,800                       4,924,128
New Jersey EDA, School Facilities Construction
   Revenue Bonds:
      Series O, 5.125%, 3/01/28                                                         3,380                       3,478,865
      Series P, 5.125%, 9/01/28                                                         4,000                       4,124,240
                                                                                                               --------------
                                                                                                                   16,465,614
=============================================================================================================================
New Mexico -- 2.4%
New Mexico State Highway Commission, Tax
   Revenue Bonds, Senior Sub-Lien, Series A,
   6%, 6/15/2010 (d)(i)                                                                 6,295                       6,755,479
=============================================================================================================================
New York -- 8.3%
Metropolitan Transportation Authority, New York,
   Transportation Revenue Bonds, Series A,
   5%, 11/15/32 (f)                                                                     1,800                       1,801,674
Nassau Health Care Corporation, New York, Health
   System Revenue Bonds, 5.75%, 8/01/09 (d)(i)                                          9,280                       9,868,259
New York State Dormitory Authority, Revenue
   Refunding Bonds (State University Educational
   Facilities), 5.75%, 5/15/10 (f)(i)                                                   5,000                       5,386,150
Tobacco Settlement Financing Corporation of New York
   Revenue Bonds, Series A-1, 5.25%, 6/01/22 (b)                                        6,115                       6,293,191
                                                                                                               --------------
                                                                                                                   23,349,274
=============================================================================================================================
Ohio -- 2.5%
Plain, Ohio, Local School District, GO, Refunding (f):
      6%, 6/01/11 (i)                                                                   5,120                       5,618,074
      6%, 12/01/20                                                                      1,170                       1,247,407
                                                                                                               --------------
                                                                                                                    6,865,481
=============================================================================================================================
Pennsylvania -- 0.5%
Delaware River Port Authority of Pennsylvania and
   New Jersey Revenue Bonds, 6%, 1/01/17 (d)                                                5                           5,261
Pennsylvania HFA, S/F Mortgage Revenue Refunding
   Bonds, AMT, Series 99A, 5.25%, 10/01/32                                              1,340                       1,289,991
                                                                                                               --------------
                                                                                                                    1,295,252
=============================================================================================================================
Rhode Island -- 1.5%
Rhode Island State Health and Educational Building
   Corporation, Higher Education Facilities Revenue
   Bonds (University of Rhode Island), Series A,
   5.70%, 9/15/09 (a)(i)                                                                4,010                       4,229,828
=============================================================================================================================
South Carolina -- 5.2%
Berkeley County, South Carolina, School District,
   Installment Lease Revenue Bonds (Securing Assets
   for Education Project), 5.125%, 12/01/30                                             2,450                       2,445,002
Kershaw County, South Carolina, Public Schools
   Foundation, Installment Power Revenue Refunding
   Bonds, 5%, 12/01/29 (n)                                                              2,075                       2,005,778
South Carolina Transportation Infrastructure Bank
   Revenue Bonds, Series A, 5%, 10/01/33 (b)                                           10,000                      10,038,900
                                                                                                               --------------
                                                                                                                   14,489,680
=============================================================================================================================
Tennessee -- 1.8%
Tennessee Energy Acquisition Corporation,
   Gas Revenue Bonds:
      Series A, 5.25%, 9/01/26                                                          3,920                       3,781,075
      Series C, 5%, 2/01/27                                                             1,500                       1,394,565
                                                                                                               --------------
                                                                                                                    5,175,640
=============================================================================================================================
Texas -- 12.8%
Corpus Christi, Texas, Utility System Revenue
   Refunding Bonds, Series A, 6%, 7/15/10 (d)(i)                                        2,000                       2,152,480
Dallas-Fort Worth, Texas, International Airport, Joint
   Revenue Bonds, AMT, Series B, 6%, 11/01/23 (a)                                         600                         606,246
Gregg County, Texas, Health Facilities Development
   Corporation, Hospital Revenue Bonds (Good
   Shepherd Medical Center Project), 6.875%,
   10/01/10 (h)(i)                                                                      4,000                       4,443,440
Leander, Texas, Independent School District, Capital
   Appreciation, GO, Refunding (School Building),
   5.58%, 8/15/35 (c)(m)                                                                8,800                       1,969,176
Lewisville, Texas, Independent School District, Capital
   Appreciation and School Building, GO, Refunding,
   4.67%, 8/15/24 (c)(f)                                                                3,915                       1,603,936
Lower Colorado River Authority, Texas, PCR (Samsung
   Austin Semiconductor), AMT, 6.375%, 4/01/27                                          3,500                       3,503,185
Matagorda County, Texas, Navigation District
   Number 1, PCR, Refunding (Central Power and Light
   Company Project), AMT, 5.20%, 5/01/30 (a)                                            2,250                       2,178,405
North Harris County, Texas, Regional Water Authority,
   Senior Lien Revenue Bonds, 5.125%, 12/15/35 (a)                                      4,924                       4,959,081
North Texas Tollway Authority, System Revenue
   Refunding Bonds:
      5.75%, 1/01/40 (a)                                                                3,600                       3,799,080
      First Tier, Series A, 6%, 1/01/25                                                   525                         564,821

See Notes to Financial Statements.


28                SEMI-ANNUAL REPORT               APRIL 30, 2008

Schedule of Investments (continued)    BlackRock MuniYield Quality Fund II, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                                        Par
Municipal Bonds                                                                        (000)                        Value
=============================================================================================================================
Texas (concluded)
Texas State Affordable Housing Corporation, S/F
   Mortgage Revenue Bonds (Professional Educators
   Home Loan Program), AMT, Series A-1, 5.50%,
   12/01/39 (k)(l)                                                                    $ 1,289                  $    1,245,278
Texas State Turnpike Authority, Central Texas Turnpike
   System Revenue Bonds, First Tier, Series A (b):
      5.75%, 8/15/38                                                                    4,800                       4,983,984
      5.50%, 8/15/39                                                                    3,600                       3,689,136
                                                                                                               --------------
                                                                                                                   35,698,248
=============================================================================================================================
Vermont -- 1.1%
Vermont HFA, Revenue Refunding Bonds, AMT,
   Series C, 5.50%, 11/01/38 (d)                                                          700                         693,861
Vermont HFA, S/F Housing Revenue Bonds, AMT,
   Series 27, 4.85%, 11/01/32 (d)                                                       2,755                       2,519,007
                                                                                                               --------------
                                                                                                                    3,212,868
=============================================================================================================================
Virginia -- 1.5%
Halifax County, Virginia, IDA, Exempt Facility Revenue
   Refunding Bonds (Old Dominion Electric
   Cooperative Project), AMT, 5.625%, 6/01/28 (b)                                       2,100                       2,127,384
Virginia State, HDA, Commonwealth Mortgage
   Revenue Bonds, Series H, Sub-Series H-1,
   5.35%, 7/01/31 (a)                                                                   2,000                       2,017,920
                                                                                                               --------------
                                                                                                                    4,145,304
=============================================================================================================================
Washington -- 6.4%
Port of Seattle, Washington, Revenue Bonds, AMT,
   Series B, 6%, 2/01/16 (a)                                                            7,470                       7,657,945
Port of Tacoma, Washington, GO, AMT, Series B,
   4.875%, 12/01/38 (j)                                                                 2,100                       1,995,966
Port of Tacoma, Washington, Revenue Refunding
   Bonds, Series A, 5.25%, 12/01/14 (b)(i)                                              1,600                       1,786,400
Seattle, Washington, Municipal Light and Power
   Revenue Bonds, 6%, 10/01/09 (a)(i)                                                   6,150                       6,530,747
                                                                                                               --------------
                                                                                                                   17,971,058
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $380,470,586) -- 136.4%                                                                                  381,751,035
=============================================================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (o)
=============================================================================================================================
Florida -- 0.4%
Miami-Dade County, Florida, Aviation Revenue
   Refunding Bonds (Miami International Airport),
   AMT, Series A, 5% 10/01/40 (g)                                                       1,250                       1,165,863
=============================================================================================================================
Georgia -- 8.0%
Atlanta, Georgia, Airport Passenger Facility Charge,
   Subordinate Lien Revenue Refunding Bonds,
   Series C, 5% 1/1/33 (d)                                                             17,000                      17,242,080
Atlanta, Georgia, Airport Revenue Bonds, Airport and
   Marina Imports, Series B, 5.25% 1/01/33 (d)                                          5,000                       5,156,250
                                                                                                               --------------
                                                                                                                   22,398,330
=============================================================================================================================
Illinois -- 6.2%
Chicago, Illinois, O'Hare International Airport, General
   Airport Revenue Refunding Bonds, Third Lien, AMT,
   Series A, 5.50% 1/1/22 (a)                                                           9,500                       9,593,385
Metropolitan Pier and Exposition Authority, Illinois,
   Dedicated State Tax Revenue Refunding Bonds
   (McCormick Place Expansion Project), Series B,
   5.75% 6/15/23 (a)                                                                    7,250                       7,783,527
                                                                                                               --------------
                                                                                                                   17,376,912
=============================================================================================================================
Massachusetts -- 8.9%
Massachusetts State HFA, Housing Revenue Bonds
   (Rental Mortgage), AMT, Series F, 5.25% 1/1/46 (d)                                  20,000                      18,785,600
Massachusetts State School Building Authority,
   Dedicated Sales Tax Revenue Bonds, Series A,
   5% 8/15/30 (d)                                                                       5,800                       5,931,138
                                                                                                               --------------
                                                                                                                   24,716,738
=============================================================================================================================
New Jersey -- 3.2%
New Jersey EDA, Cigarette Tax Revenue Bonds (j):
      5.50% 6/15/24                                                                     4,600                       4,747,265
      5.50% 6/15/31                                                                     4,000                       4,128,057
                                                                                                               --------------
                                                                                                                    8,875,322
=============================================================================================================================
South Carolina -- 3.3%
Charleston Educational Excellence Financing
   Corporation, South Carolina, Revenue Bonds
   (Charleston County School District) (j):
      5.25% 12/1/28                                                                     2,725                       2,830,158
      5.25% 12/1/29                                                                     2,425                       2,515,452
      5.25% 12/1/30                                                                       880                         911,117
Pickens County South Carolina, Scago Educational
   Facility Revenue Bonds, Federal and State
   Tax-exempt, 5% 12/1/31 (d)                                                           3,000                       3,039,570
                                                                                                               --------------
                                                                                                                    9,296,297
=============================================================================================================================
Texas -- 1.8%
Dallas-Fort Worth, Texas, International Airport Revenue
   Bonds, AMT, Series A, 5.50% 11/1/33 (a)                                              5,000                       5,002,350
=============================================================================================================================
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $91,833,354) -- 31.8%                                                                                     88,831,812
=============================================================================================================================

Short-Term Securities                                                                  Shares
=============================================================================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
   2.49% (p)(q)                                                                    11,217,179                      11,217,179
-----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $11,217,179) -- 4.0%                                                                                      11,217,179
=============================================================================================================================
Total Investments (Cost -- $483,521,119*) -- 172.2%                                                               481,800,026

Other Assets Less Liabilities -- 1.0%                                                                               2,768,608

Liability for Trust Certificates,
Including Interest Expense and Fees Payable -- (16.0%)                                                            (44,629,595)

Preferred Stock, at Redemption Value -- (57.2%)                                                                  (160,123,793)
                                                                                                               --------------
Net Assets Applicable to Common Stock -- 100.0%                                                                $  279,815,246
                                                                                                               ==============

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               29

Schedule of Investments (concluded)    BlackRock MuniYield Quality Fund II, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................      $ 439,394,676
                                                                  =============
      Gross unrealized appreciation ........................      $   8,463,101
      Gross unrealized depreciation ........................        (10,272,751)
                                                                  -------------
      Net unrealized depreciation ..........................      $  (1,809,650)
                                                                  =============

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)   FSA Insured.
(e)   Security is collateralized by municipal or U.S. Treasury obligations.
(f)   FGIC Insured.
(g)   XL Capital Insured.
(h)   Radian Insured.
(i) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)   Assured Guaranty Insured.
(k)   FNMA/GNMA Collateralized.
(l)   FHLMC Collateralized.
(m)   PSF Guaranteed
(n)   CIFG Insured.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                         Activity        Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       9,909,999       $72,731
      -------------------------------------------------------------------------

(q)   Represents the current yield as of report date.
o Forward rate interest swaps outstanding as of April 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                      Notional
                                                       Amount        Unrealized
                                                        (000)       Depreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.6% and receive a
      floating rate based on 1-week SIMFA
      Municipal Swap Index

      Broker, JPMorgan Chase
      Expires June 2023                               $  17,000      $(160,446)

      Pay a fixed rate of 3.734% and receive a floating rate based on 1-week SIMFA
      Municipal Swap Index

      Broker, JPMorgan Chase
      Expires May 2028                                $   9,000       (117,342)

      Pay a fixed rate of 3.958% and receive a floating rate based on 1-week SIMFA
      Municipal Swap Index

      Broker, JPMorgan Chase
      Expires May 2028                                $   9,500       (396,207)
      --------------------------------------------------------------------------
      Total                                                          $(673,995)
                                                                     =========

See Notes to Financial Statements.


30                SEMI-ANNUAL REPORT               APRIL 30, 2008

Statements of Assets and Liabilities

                                                                                     BlackRock         BlackRock        BlackRock
                                                                   BlackRock         MuniYield         MuniYield        MuniYield
                                                                   MuniYield          Insured           Quality          Quality
April 30, 2008 (Unaudited)                                         Fund, Inc.        Fund, Inc.        Fund, Inc.      Fund II, Inc.
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated 1 .....................    $  981,393,605    $1,652,635,594    $  727,091,103    $  470,582,847
Investments at value -- affiliated 2 .......................         6,231,470           312,813        16,027,208        11,217,179
Cash .......................................................            48,476             5,622           251,559            87,484
Investment sold receivable .................................        50,778,587        27,888,177                --                --
Interest receivable ........................................        16,592,129        20,629,133        10,747,461         6,788,456
Dividends receivable -- affiliated .........................                --                40                18                --
Other assets ...............................................            16,235            24,197            11,310                --
Prepaid expenses ...........................................             3,764             5,470             2,930             2,235
                                                                --------------------------------------------------------------------
Total assets ...............................................     1,055,064,266     1,701,501,046       754,131,589       488,678,201
                                                                --------------------------------------------------------------------
====================================================================================================================================
Accrued Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward interest rate swaps .....           210,912         1,041,599           291,400           673,995
Investments purchased payable ..............................        55,473,686        88,004,895         3,292,075         2,057,547
Income dividends payable -- Common Stock ...................         3,075,450         3,768,975         1,734,240         1,118,347
Interest expense and fees payable ..........................           399,834           713,366           582,727           414,595
Investment advisory fees payable ...........................           388,024           600,934           275,586           178,141
Officer and Directors fees payable .........................            36,891            24,449            10,910                --
Other affiliates payable ...................................             5,602             8,725             3,920             2,582
Other accrued expenses and other liabilities ...............           117,517           171,536            55,959            78,955
                                                                --------------------------------------------------------------------
Total accrued liabilities ..................................        59,707,916        94,334,479         6,246,817         4,524,162
                                                                --------------------------------------------------------------------
====================================================================================================================================
Other Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Trust certificates 3 .......................................        41,577,500       128,235,073        67,540,000        44,215,000
                                                                --------------------------------------------------------------------
Total Liabilities ..........................................       101,285,416       222,569,552        73,786,817        48,739,162
                                                                --------------------------------------------------------------------
====================================================================================================================================
Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock, at redemption value, par value
  $0.05 and $0.10 per share 4 at $25,000 per share
  liquidation preference ...................................       343,223,181       570,533,022       250,147,281       160,123,793
                                                                --------------------------------------------------------------------
====================================================================================================================================
Net Assets Applicable to Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Stock ......................    $  610,555,669    $  908,398,472    $  430,197,491    $  279,815,246
                                                                ====================================================================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               31

Statements of Assets and Liabilities (concluded)

                                                                                     BlackRock         BlackRock        BlackRock
                                                                   BlackRock         MuniYield         MuniYield        MuniYield
                                                                   MuniYield          Insured           Quality          Quality
April 30, 2008 (Unaudited)                                         Fund, Inc.        Fund, Inc.        Fund, Inc.      Fund II, Inc.
====================================================================================================================================
Net Assets Applicable to Common Stock Shareholders Consist of
------------------------------------------------------------------------------------------------------------------------------------
Common Stock, par value $0.10 per share 5 ..................  $     4,522,721   $     6,730,313   $     3,042,526   $     2,236,693
Paid-in capital in excess of par ...........................      643,741,515       943,024,418       423,217,034       311,575,727
Undistributed net investment income ........................        2,459,956         6,465,444         1,960,154         1,279,559
Accumulated net realized losses ............................      (37,730,223)      (40,296,635)         (113,227)      (32,881,645)
Net unrealized appreciation/depreciation ...................       (2,438,300)       (7,525,068)        2,091,004        (2,395,088)
                                                              ---------------------------------------------------------------------
Net Assets Applicable to Common Stock shareholders .........  $   610,555,669   $   908,398,472   $   430,197,491   $   279,815,246
                                                              =====================================================================
Net asset value per share of Common Stock ..................  $         13.50   $         13.50   $         14.14   $         12.51
                                                              =====================================================================
   1 Investments at cost -- unaffiliated ...................  $   983,620,993   $ 1,659,119,063   $   724,708,699   $   472,303,940
                                                              =====================================================================
   2 Investments at cost -- affiliated .....................  $     6,231,470   $       312,813   $    16,027,208   $    11,217,179
                                                              =====================================================================
   3 Represents short-term floating rate certificates
     issued by tender option bond trusts.
                                                              =====================================================================
   4 Preferred Stock authorized, issued and outstanding:
       Series A Shares, $0.05 per share ....................            1,800                --             2,000             2,000
                                                              =====================================================================
       Series A Shares, $0.10 per share ....................               --             2,200                --                --
                                                              =====================================================================
       Series B Shares, $0.05 per share ....................            1,800                --             2,000             2,000
                                                              =====================================================================
       Series B Shares, $0.10 per share ....................               --             2,200                --                --
                                                              =====================================================================
       Series C Shares, $0.05 per share ....................            1,800                --             2,000             2,000
                                                              =====================================================================
       Series C Shares, $0.10 per share ....................               --             2,200                --                --
                                                              =====================================================================
       Series D Shares, $0.05 per share ....................            1,800                --             2,000                --
                                                              =====================================================================
       Series D Shares, $0.10 per share ....................               --             2,200                --               400
                                                              =====================================================================
       Series E Shares, $0.05 per share ....................            2,800                --             2,000                --
                                                              =====================================================================
       Series E Shares, $0.10 per share ....................               --             4,000                --                --
                                                              =====================================================================
       Series F Shares, $0.05 per share ....................            1,720                --                --                --
                                                              =====================================================================
       Series F Shares, $0.10 per share ....................               --             2,400                --                --
                                                              =====================================================================
       Series G Shares, $0.05 per share ....................            2,000                --                --                --
                                                              =====================================================================
       Series G Shares, $0.10 per share ....................               --             2,400                --                --
                                                              =====================================================================
       Series H Shares, $0.10 per share ....................               --             2,600                --                --
                                                              =====================================================================
       Series I Shares, $0.10 per share ....................               --             2,600                --                --
                                                              =====================================================================
   5 Common Stock issued and outstanding ...................       45,227,209        67,303,125        30,425,258        22,366,930
                                                              =====================================================================

See Notes to Financial Statements.


32                SEMI-ANNUAL REPORT               APRIL 30, 2008

Statements of Operations

                                                                                          BlackRock       BlackRock    BlackRock
                                                                            BlackRock     MuniYield       MuniYield    MuniYield
                                                                            MuniYield      Insured         Quality      Quality
Six Months Ended April 30, 2008 (Unaudited)                                 Fund, Inc.    Fund, Inc.      Fund, Inc.  Fund II, Inc.
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ...............................................................  $ 27,148,731   $ 38,249,219   $ 18,567,255   $ 12,197,027
Dividends from affiliates ..............................................       129,525        193,534        106,237         72,731
                                                                          ---------------------------------------------------------
Total income ...........................................................    27,278,256     38,442,753     18,673,492     12,269,758
                                                                          ---------------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ....................................................     2,413,132      3,747,967      1,715,283      1,109,501
Accounting services ....................................................       132,069        161,810         90,534         72,491
Commissions for Preferred Stock ........................................       421,482        704,779        312,280        204,553
Transfer agent .........................................................        36,670         49,853         31,867         22,112
Professional ...........................................................        63,331         85,628         51,210         38,182
Custodian ..............................................................        22,569         34,998         18,822         12,873
Printing ...............................................................        19,793         28,232         12,650          8,949
Officer and Directors ..................................................        31,820         45,798         18,835         14,180
Registration ...........................................................         7,542         10,637          4,899          4,373
Miscellaneous ..........................................................        68,902         88,648         54,507         40,525
                                                                          ---------------------------------------------------------
Total expenses excluding interest expenses and fees ....................     3,217,310      4,958,350      2,310,887      1,527,739
Interest expense and fees 1 ............................................       690,028      2,796,209      1,214,451        811,258
                                                                          ---------------------------------------------------------
Total expenses .........................................................     3,907,338      7,754,559      3,525,338      2,338,997
Less fees waived by advisor ............................................       (10,006)       (14,934)        (8,468)        (5,515)
                                                                          ---------------------------------------------------------
Total expenses after waiver ............................................     3,897,332      7,739,625      3,516,870      2,333,482
                                                                          ---------------------------------------------------------
Net investment income ..................................................    23,380,924     30,703,128     15,156,622      9,936,276
                                                                          ---------------------------------------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) from:
  Investments ..........................................................    (1,674,172)    (5,872,613)     1,134,362      1,209,029
  Swaps ................................................................    (2,658,450)   (14,239,629)      (396,000)      (665,072)
                                                                          ---------------------------------------------------------
                                                                            (4,332,622)   (20,112,242)       738,362        543,957
                                                                          ---------------------------------------------------------
Net change in unrealized appreciation/depreciation on:
  Investments ..........................................................   (32,704,621)   (47,946,232)   (20,309,924)   (14,798,556)
  Swaps ................................................................      (210,912)    (1,683,124)      (350,800)      (805,810)
                                                                          ---------------------------------------------------------
                                                                           (32,915,533)   (49,629,356)   (20,660,724)   (15,604,366)
                                                                          ---------------------------------------------------------
Total realized and unrealized loss .....................................   (37,248,155)   (69,741,598)   (19,922,362)   (15,060,409)
                                                                          ---------------------------------------------------------
===================================================================================================================================
Dividends and Distributions to Preferred Stock Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..................................................    (6,362,317)   (10,689,816)    (4,078,514)    (3,011,502)
Net realized gain ......................................................            --             --       (984,160)            --
                                                                          ---------------------------------------------------------
Total dividends and distributions to Preferred Stock shareholders ......    (6,362,317)   (10,689,816)    (5,062,674)    (3,011,502)
                                                                          ---------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations ...................  $(20,229,548)  $(49,728,286)  $ (9,828,414)  $ (8,135,635)
                                                                          =========================================================

1     Related to tender option bond trusts.

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               33

Statements of Changes in Net Assets               BlackRock MuniYield Fund, Inc.

                                                                                                 Six Months
                                                                                                   Ended
                                                                                                  April 30,         Year Ended
                                                                                                    2008            October 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2007
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income ..................................................................        $  23,380,924      $  47,245,298
Net realized gain (loss) ...............................................................           (4,332,622)         7,332,422
Net change in unrealized appreciation/depreciation .....................................          (32,915,533)       (33,393,239)
Dividends to Preferred Stock shareholders from net investment income ...................           (6,362,317)       (12,440,786)
                                                                                                --------------------------------
Net increase (decrease) in net assets resulting from operations ........................          (20,229,548)         8,743,695
                                                                                                --------------------------------
================================================================================================================================
Dividends to Common Stock Shareholders From
--------------------------------------------------------------------------------------------------------------------------------
Net investment income ..................................................................          (18,423,899)       (37,039,818)
                                                                                                --------------------------------
================================================================================================================================
Common Stock Transactions
--------------------------------------------------------------------------------------------------------------------------------
Reinvestment of common dividends .......................................................            1,634,813          3,503,564
                                                                                                --------------------------------
================================================================================================================================
Net Assets Applicable to Common Stock Shareholders
--------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets applicable to Common Stock ................................          (37,018,634)       (24,792,559)
Beginning of period ....................................................................          647,574,303        672,366,862
                                                                                                --------------------------------
End of period ..........................................................................        $ 610,555,669      $ 647,574,303
                                                                                                ================================
End of period undistributed net investment income ......................................        $   2,459,956      $   3,865,248
                                                                                                ================================

Statements of Changes in Net Assets     BlackRock MuniYield Insured Fund, Inc.

                                                                                                 Six Months
                                                                                                   Ended
                                                                                                  April 30,          Year Ended
                                                                                                    2008             October 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)            2007
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..............................................................        $    30,703,128        $    69,741,370
Net realized loss ..................................................................            (20,112,242)            (3,882,395)
Net change in unrealized appreciation/depreciation .................................            (49,629,356)           (48,971,838)
Dividends to Preferred Stock shareholders from net investment income ...............            (10,689,816)           (20,832,026)
                                                                                            --------------------------------------
Net decrease in net assets resulting from operations ...............................            (49,728,286)            (3,944,889)
                                                                                            --------------------------------------
==================================================================================================================================
Dividends to Common Stock Shareholders From
----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..............................................................            (22,613,850)           (45,362,306)
                                                                                            --------------------------------------
==================================================================================================================================
Net Assets Applicable to Common Stock Shareholders
----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets applicable to Common Stock ............................            (72,342,136)           (49,307,195)
Beginning of period ................................................................            980,740,608          1,030,047,803
                                                                                            --------------------------------------
End of period ......................................................................        $   908,398,472        $   980,740,608
                                                                                            ======================================
End of period undistributed net investment income ..................................        $     6,465,444        $     9,065,982
                                                                                            ======================================

See Notes to Financial Statements.


34                SEMI-ANNUAL REPORT               APRIL 30, 2008

Statements of Changes in Net Assets       BlackRock MuniYield Quality Fund, Inc.

                                                                                                       Six Months
                                                                                                         Ended
                                                                                                        April 30,      Year Ended
                                                                                                          2008         October 31,
Increase (Decrease) in Net Assets:                                                                     (Unaudited)        2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ............................................................................   $  15,156,622    $  29,581,364
Net realized gain ................................................................................         738,362        3,782,218
Net change in unrealized appreciation/depreciation ...............................................     (20,660,724)     (16,584,007)
Dividends and distributions to Preferred Stock shareholders from:
  Net investment income ..........................................................................      (4,078,514)      (9,191,938)
  Net realized gain ..............................................................................        (984,160)              --
                                                                                                     ------------------------------
Net increase (decrease) in net assets resulting from operations ..................................      (9,828,414)       7,587,637
                                                                                                     ------------------------------
===================================================================================================================================
Dividends and Distributions to Common Stock Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ............................................................................     (10,405,438)     (20,932,577)
Net realized gain ................................................................................      (2,225,943)              --
                                                                                                     ------------------------------
Decrease in net assets resulting from dividends and distributions to Common Stock shareholders ...     (12,631,381)     (20,932,577)
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets Applicable to Common Stock Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets applicable to Common Stock ..........................................     (22,459,795)     (13,344,940)
Beginning of period ..............................................................................     452,657,286      466,002,226
                                                                                                     ------------------------------
End of period ....................................................................................   $ 430,197,491    $ 452,657,286
                                                                                                     ==============================
End of period undistributed net investment income ................................................   $   1,960,154    $   1,287,484
                                                                                                     ==============================

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               35

Statements of Changes in Net Assets    BlackRock MuniYield Quality Fund II, Inc.

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,           Year Ended
                                                                                                     2008              October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)             2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..................................................................        $   9,936,276         $  19,161,647
Net realized gain ......................................................................              543,957               523,278
Net change in unrealized appreciation/depreciation .....................................          (15,604,366)          (10,662,734)
Dividends to Preferred Stock shareholders from net investment income ...................           (3,011,502)           (5,918,044)
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ........................           (8,135,635)            3,104,147
                                                                                                -----------------------------------
===================================================================================================================================
Dividends to Common Stock Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..................................................................           (6,710,079)          (13,554,360)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets Applicable to Common Stock Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets applicable to Common Stock ................................          (14,845,714)          (10,450,213)
Beginning of period ....................................................................          294,660,960           305,111,173
                                                                                                -----------------------------------
End of period ..........................................................................        $ 279,815,246         $ 294,660,960
                                                                                                ===================================
End of period undistributed net investment income ......................................        $   1,279,559         $   1,064,864
                                                                                                ===================================

See Notes to Financial Statements.


36                SEMI-ANNUAL REPORT               APRIL 30, 2008

Statement of Cash Flows                BlackRock MuniYield Quality Fund II, Inc.

                                                                                                                   Six Months
                                                                                                                      Ended
                                                                                                                    April 30,
                                                                                                                      2008
                                                                                                                   (Unaudited)
==============================================================================================================================
Cash Provided by Operating Activities
------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations .....................................................        $ (5,124,133)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
    Decrease in receivables ..............................................................................             303,192
    Decrease in other liabilities ........................................................................            (178,128)
Decrease in dividends payable to Preferred Stock shareholders ............................................             (30,573)
Net realized and unrealized loss .........................................................................          14,421,471
Amortization of premium and discount on investments ......................................................            (827,772)
Proceeds from sales of long-term securities ..............................................................          48,639,467
Purchases of long-term securities ........................................................................         (44,100,420)
Net purchases of short-term securities ...................................................................          (9,909,999)
                                                                                                                  ------------
Cash provided by operating activities ....................................................................           3,193,105
                                                                                                                  ------------
==============================================================================================================================
Cash Used for Financing Activities
------------------------------------------------------------------------------------------------------------------------------
Cash receipts from trust certificates ....................................................................          15,760,000
Cash payments from trust certificates ....................................................................         (12,250,000)
Cash dividends paid to shareholders ......................................................................          (6,710,079)
                                                                                                                  ------------
Cash used for financing activities .......................................................................          (3,200,079)
                                                                                                                  ------------
==============================================================================================================================
Cash
------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash .....................................................................................              (6,974)
Cash at beginning of period ..............................................................................              94,458
                                                                                                                  ------------
Cash at end of period ....................................................................................        $     87,484
                                                                                                                  ============
==============================================================================================================================
Cash Flow Information
------------------------------------------------------------------------------------------------------------------------------
Cash paid for interest ...................................................................................        $    951,682
                                                                                                                  ============

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               37

Financial Highlights                              BlackRock MuniYield Fund, Inc.

                                                         Six Months
                                                           Ended                         Year Ended October 31,
                                                       April 30, 2008 -------------------------------------------------------------
                                                         (Unaudited)     2007         2006         2005         2004         2003
===================================================================================================================================
Per Common Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................  $   14.36    $   14.98    $   14.48    $   14.31    $   13.85    $   13.28
                                                         --------------------------------------------------------------------------
Net investment income 1 ...............................       0.52         1.05         1.08         1.11         1.09         1.06
Net realized and unrealized gain (loss) ...............      (0.83)       (0.57)        0.61         0.21         0.41         0.52
Dividends and distributions to Preferred Stock
  shareholders from:
    Net investment income .............................      (0.14)       (0.28)       (0.25)       (0.16)       (0.07)       (0.07)
    Net realized gain .................................         --           --           -- 2         --           --           --
                                                         --------------------------------------------------------------------------
Net increase from investment operations ...............      (0.45)        0.20         1.44         1.16         1.43         1.51
                                                         --------------------------------------------------------------------------
Dividends and distributions to Common Stock
  shareholders from:
    Net investment income .............................      (0.41)       (0.82)       (0.94)       (0.99)       (0.96)       (0.94)
    Net realized gain .................................         --           --           -- 2         --           --           --
                                                         --------------------------------------------------------------------------
Total dividends and distributions to Common Stock
  shareholders ........................................      (0.41)       (0.82)       (0.94)       (0.99)       (0.96)       (0.94)
                                                         --------------------------------------------------------------------------
Capital charges with respect to issuance of
  Preferred Stock .....................................         --           --           -- 3         -- 2      (0.01)          --
                                                         --------------------------------------------------------------------------
Net asset value, end of period ........................  $   13.50    $   14.36    $   14.98    $   14.48    $   14.31    $   13.85
                                                         ==========================================================================
Market price, end of period ...........................  $   13.71    $   13.72    $   15.76    $   14.20    $   13.74    $   13.29
                                                         ==========================================================================
===================================================================================================================================
Total Investment Return 4
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............................      (3.14%) 5     1.40%       10.30%        8.38%       11.04%       11.99%
                                                         ==========================================================================
Based on market price .................................       2.96% 5     (7.91%)      18.33%       10.69%       11.11%       10.80%
                                                         ==========================================================================
===================================================================================================================================
Ratios to Average Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest
  expense and fees 6,7 ................................       1.02% 8      1.01%        1.01%        1.02%        0.97%        0.99%
                                                         ==========================================================================
Total expenses after waiver 6 .........................       1.25% 8      1.22%        1.29%        1.26%        1.13%        1.14%
                                                         ==========================================================================
Total expenses 6 ......................................       1.25% 8      1.23%        1.29%        1.26%        1.14%        1.14%
                                                         ==========================================================================
Net investment income 6 ...............................       7.47% 8      7.14%        7.35%        7.55%        7.75%        7.86%
                                                         ==========================================================================
Dividends to Preferred Stock shareholders .............       2.03% 8      1.88%        1.71%        1.10%        0.51%        0.50%
                                                         ==========================================================================
Net investment income to Common Stock shareholders ....       5.44% 8      5.26%        5.64%        6.45%        7.24%        7.36%
                                                         ==========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock, end
  of period (000) .....................................  $ 610,556    $ 647,574    $ 672,367    $ 644,825    $ 636,019    $ 615,169
                                                         ==========================================================================
Preferred Stock outstanding at liquidation
  preference, end of period (000) .....................  $ 343,000    $ 343,000    $ 343,000    $ 343,000    $ 343,000    $ 293,000
                                                         ==========================================================================
Portfolio turnover ....................................         17%          18%          32%          30%          22%          56%
                                                         ==========================================================================
Asset coverage per $1,000 .............................  $   2,780    $   2,888    $   2,960    $   2,880    $   2,854    $   3,100
                                                         ==========================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
5     Aggregate total investment return.
6     Do not reflect the effect of dividends to Preferred Stock shareholders.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8     Annualized.

See Notes to Financial Statements.


38                SEMI-ANNUAL REPORT               APRIL 30, 2008

Financial Highlights                      BlackRock MuniYield Insured Fund, Inc.

                                                         Six Months
                                                           Ended
                                                          April 30,                       Year Ended October 31,
                                                            2008      -------------------------------------------------------------
                                                         (Unaudited)     2007         2006         2005         2004         2003
===================================================================================================================================
Per Common Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................  $   14.57    $   15.30    $    15.27   $    15.59   $    15.36   $   15.15
                                                         --------------------------------------------------------------------------
Net investment income 1 ...............................       0.46         1.04          0.98         1.04         1.04        1.08
Net realized and unrealized gain (loss) ...............      (1.03)       (0.79)         0.46        (0.22)        0.25        0.16
Dividends and distributions to Preferred
  Stock shareholders from:
    Net investment income .............................      (0.16)       (0.31)        (0.25)       (0.16)       (0.07)      (0.08)
    Net realized gain .................................         --           --         (0.04)       (0.02)          --          --
                                                         --------------------------------------------------------------------------
Net increase (decrease) from investment operations ....      (0.73)       (0.06)         1.15         0.64         1.22        1.16
                                                         --------------------------------------------------------------------------
Dividends and distributions to Common
  Stock shareholders from:
    Net investment income .............................      (0.34)       (0.67)        (0.78)       (0.95)       (0.97)      (0.95)
    Net realized gain .................................         --           --         (0.34)       (0.01)          --          --
                                                         --------------------------------------------------------------------------
Total dividends and distributions to Common Stock
  shareholders ........................................      (0.34)       (0.67)        (1.12)       (0.96)       (0.97)      (0.95)
                                                         --------------------------------------------------------------------------
Capital charges with respect to issuance of
  Preferred Stock .....................................         --           --            --           -- 2      (0.02)         --
                                                         --------------------------------------------------------------------------
Net asset value, end of period ........................  $   13.50    $   14.57    $    15.30   $    15.27   $    15.59   $   15.36
                                                         ==========================================================================
Market price, end of period ...........................  $   12.90    $   13.04    $    14.36   $    14.70   $    14.57   $   14.51
                                                         ==========================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............................      (4.92%) 4    (0.06%)        8.09%        4.54%        8.52%       8.18%
                                                         ==========================================================================
Based on market price .................................       1.51% 4     (4.70%)        5.38%        7.69%        7.36%       8.19%
                                                         ==========================================================================
===================================================================================================================================
Ratios to Average Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest
  expense and fees 5,6 ................................       1.06% 7      1.03%         1.02%        1.01%        0.95%       0.94%
                                                         ==========================================================================
Total expenses after waiver 5 .........................       1.66% 7      1.71%         1.67%        1.60%        1.19%       1.18%
                                                         ==========================================================================
Total expenses 5 ......................................       1.66% 7      1.71%         1.67%        1.60%        1.19%       1.18%
                                                         ==========================================================================
Net investment income 5 ...............................       6.57% 7      6.94%         6.52%        6.62%        6.77%       6.99%
                                                         ==========================================================================
Dividends to Preferred Stock shareholders .............       2.29% 7      2.06%         1.67%        1.05%        0.51%       0.49%
                                                         ==========================================================================
Net investment income to Common Stock shareholders ....       4.28% 7      4.88%         4.85%        5.57%        6.26%       6.50%
                                                         ==========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock, end
  of period (000) .....................................  $ 908,398    $ 980,741    $1,030,048   $1,028,022   $1,049,423   $ 953,662
                                                         ==========================================================================
Preferred Stock outstanding at liquidation
  preference, end of period (000) .....................  $ 570,000    $ 570,000    $  570,000   $  570,000   $  570,000   $ 440,000
                                                         ==========================================================================
Portfolio turnover ....................................         50%         117%           95%         105%         122%         95%
                                                         ==========================================================================
Asset coverage per $1,000 .............................  $   2,594    $   2,721    $    2,807   $    2,804   $    2,841   $   3,167
                                                         ==========================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Do not reflect the effect of dividends to Preferred Stock shareholders.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7     Annualized.

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               39

Financial Highlights                      BlackRock MuniYield Quality Fund, Inc.

                                                         Six Months
                                                           Ended                         Year Ended October 31,
                                                       April 30, 2008 -------------------------------------------------------------
                                                         (Unaudited)     2007         2006         2005         2004         2003
===================================================================================================================================
Per Common Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................  $   14.88    $   15.32    $   15.02    $   15.54    $   15.36    $   15.19
                                                         --------------------------------------------------------------------------
Net investment income 1 ...............................       0.50         0.97         0.99         0.99         1.03         1.07
Net realized and unrealized gain (loss) ...............      (0.67)       (0.42)        0.37        (0.39)        0.19         0.13
Dividends and distributions to Preferred
  Stock shareholders from:
    Net investment income .............................      (0.13)       (0.30)       (0.27)       (0.14)       (0.07)       (0.07)
    Net realized gain .................................      (0.03)          --           --           --           --           --
                                                         --------------------------------------------------------------------------
Net increase (decrease) from investment operations ....      (0.33)        0.25         1.09         0.46         1.15         1.13
                                                         --------------------------------------------------------------------------
Dividends and distributions to Common
  Stock shareholders from:
    Net investment income .............................      (0.34)       (0.69)       (0.79)       (0.96)       (0.97)       (0.96)
    Net realized gain .................................      (0.07)          --           --           --           --           --
                                                         --------------------------------------------------------------------------
Total dividends and distributions to Common Stock
  shareholders ........................................      (0.41)       (0.69)       (0.79)       (0.96)       (0.97)       (0.96)
                                                         --------------------------------------------------------------------------
Capital charges with respect to issuance of
  Preferred Stock .....................................         --           --           -- 2      (0.02)          --           --
                                                         --------------------------------------------------------------------------
Net asset value, end of period ........................  $   14.14    $   14.88    $   15.32    $   15.02    $   15.54    $   15.36
                                                         ==========================================================================
Market price, end of period ...........................  $   13.49    $   13.20    $   14.48    $   14.27    $   14.83    $   14.35
                                                         ==========================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............................      (2.02%) 4     2.00%        7.78%        3.10%        8.26%        8.13%
                                                         ==========================================================================
Based on market price .................................       5.37% 4     (4.26%)       7.22%        2.64%       10.58%       11.68%
                                                         ==========================================================================
===================================================================================================================================
Ratios to Average Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest
  expense and fees 5,6 ................................       1.05% 7      1.04%        1.04%        0.96%        0.94%        0.94%
                                                         ==========================================================================
Total expenses after waiver 5..........................       1.60% 7      1.71%        1.75%        1.44%        1.25%        1.24%
                                                         ==========================================================================
Total expenses 5 ......................................       1.61% 7      1.71%        1.76%        1.45%        1.25%        1.24%
                                                         ==========================================================================
Net investment income 5 ...............................       6.91% 7      6.46%        6.61%        6.46%        6.74%        6.89%
                                                         ==========================================================================
Dividends to Preferred Stock shareholders .............       1.86% 7      2.01%        1.80%        0.93%        0.45%        0.42%
                                                         ==========================================================================
Net investment income to Common Stock shareholders ....       5.05% 7      4.45%        4.81%        5.53%        6.29%        6.47%
                                                         ==========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock, end
  of period (000) .....................................  $ 430,197    $ 452,657    $ 466,002    $ 456,886    $ 472,848    $ 467,370
                                                         ==========================================================================
Preferred Stock outstanding at liquidation
  preference, end of period (000) .....................  $ 250,000    $ 250,000    $ 250,000    $ 250,000    $ 200,000    $ 200,000
                                                         ==========================================================================
Portfolio turnover ....................................         13%          24%          33%          29%          28%          30%
                                                         ==========================================================================
Asset coverage per $1,000 .............................  $   2,721    $   2,811    $   2,864    $   2,828    $   3,364    $   3,337
                                                         ==========================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Do not reflect the effect of dividends to Preferred Stock shareholders.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7     Annualized.

See Notes to Financial Statements.


40                SEMI-ANNUAL REPORT               APRIL 30, 2008

Financial Highlights                   BlackRock MuniYield Quality Fund II, Inc.

                                                         Six Months
                                                           Ended                         Year Ended October 31,
                                                       April 30, 2008 -------------------------------------------------------------
                                                         (Unaudited)     2007         2006         2005         2004         2003
===================================================================================================================================
Per Common Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................  $   13.17    $   13.64    $   13.36    $   13.72    $   13.44    $   13.27
                                                         --------------------------------------------------------------------------
Net investment income 1 ...............................       0.44         0.86         0.86         0.89         0.94         0.97
Net realized and unrealized gain (loss) ...............      (0.67)       (0.46)        0.37        (0.25)        0.27         0.09
Dividends to Preferred Stock shareholders from
  net investment income ...............................      (0.13)       (0.26)       (0.24)       (0.14)       (0.07)       (0.07)
                                                         --------------------------------------------------------------------------
Net increase (decrease) from investment operations ....      (0.36)        0.14         0.99         0.50         1.14         0.99
                                                         --------------------------------------------------------------------------
Dividends to Common Stock shareholders from net
  investment income ...................................      (0.30)       (0.61)       (0.71)       (0.85)       (0.86)       (0.82)
                                                         --------------------------------------------------------------------------
Capital charges with respect to issuance of
  Preferred Stock .....................................         --           --           -- 2      (0.01)          --           --
                                                         --------------------------------------------------------------------------
Net asset value, end of period ........................  $   12.51    $   13.17    $   13.64    $   13.36    $   13.72    $   13.44
                                                         ==========================================================================
Market price, end of period ...........................  $   11.46    $   11.60    $   12.93    $   12.86    $   12.69    $   12.18
                                                         ==========================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............................      (2.52%) 4     1.39%        7.98%        3.98%        9.32%        8.28%
                                                         ==========================================================================
Based on market price .................................       1.39% 4     (5.79%)       6.34%        8.21%       11.57%       10.83%
                                                         ==========================================================================
===================================================================================================================================
Ratios to Average Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 5,6 .......................       1.07% 7      1.06%        1.05%        1.03%        1.01%        1.03%
                                                         ==========================================================================
Total expenses after waiver 5 .........................       1.63% 7      1.72%        1.66%        1.49%        1.21%        1.30%
                                                         ==========================================================================
Total expenses 5 ......................................       1.64% 7      1.73%        1.66%        1.49%        1.22%        1.31%
                                                         ==========================================================================
Net investment income 5 ...............................       6.96% 7      6.39%        6.44%        6.51%        7.00%        7.17%
                                                         ==========================================================================
Dividends to Preferred Stock shareholders .............       2.11% 7      1.97%        1.78%        1.03%        0.51%        0.50%
                                                         ==========================================================================
Net investment income to Common Stock shareholders ....       4.85% 7      4.42%        4.66%        5.48%        6.49%        6.67%
                                                         ==========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock, end
  of period (000) .....................................  $ 279,815    $ 294,661    $ 305,111    $ 298,722    $ 306,764    $ 300,502
                                                         ==========================================================================
Preferred Stock outstanding at liquidation
  preference, end of period (000) .....................  $ 160,000    $ 160,000    $ 160,000    $ 160,000    $ 150,000    $ 150,000
                                                         ==========================================================================
Portfolio turnover ....................................         11%          20%          37%          29%          27%          35%
                                                         ==========================================================================
Asset coverage, end of period (000) ...................  $   2,749    $   2,842    $   2,907    $   2,867    $   3,045    $   3,003
                                                         ==========================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Do not reflect the effect of dividends to Preferred Stock shareholders.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7     Annualized.

See Notes to Financial Statements.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               41

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniYield Fund, Inc., BlackRock MuniYield Insured Fund, Inc., BlackRock MuniYield Quality Fund, Inc. and BlackRock MuniYield Quality Fund II, Inc. (the "Funds" or individually as the "Fund"), are registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as non-diversified, closed-end management investment companies. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund's Board of Directors (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Swap agreements are valued by quoted fair values received daily by the Funds' pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies to increase the returns of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Forward interest rate swaps -- The Funds may enter into forward interest rate swaps. In a forward interest rate swap, each Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Funds are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Each Fund generally intends to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates ("TOB Residuals"), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. Each Fund's transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Fund's Schedule of Investments and the proceeds from the transaction are reported as a liability of the Fund.


42                SEMI-ANNUAL REPORT               APRIL 30, 2008

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of April 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on the trust certificates during the period were as follows:

--------------------------------------------------------------------------------
                                 Underlying
                                  Municipal
                                    Bonds        Liability          Range of
                                 Transferred     for Trust          Interest
                                   to TOBs      Certificates         Rates
--------------------------------------------------------------------------------
BlackRock MuniYield
  Fund, Inc. ................   $ 86,749,272    $ 41,577,500    2.654% -- 2.816%
BlackRock MuniYield
  Insured Fund, Inc. ........   $255,850,445    $128,235,073    2.076% -- 3.512%
BlackRock MuniYield
  Quality Fund, Inc. ........   $140,694,688    $ 67,540,000    2.332% -- 3.428%
BlackRock MuniYield
  Quality Fund II, Inc. .....   $ 88,831,812    $ 44,215,000    2.309% -- 3.377%
--------------------------------------------------------------------------------

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds' investment in TOBs likely will adversely affect the Funds' investment income and dividends to Common Stock shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset value per share.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Fund segregate assets in connection with certain investments (e.g., when-issued securities or swaps), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008 each Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to each Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each of the Fund's U.S. federal tax returns remain open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on each of the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on each of the Fund's financial statements disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on each of the Fund's financial statement disclosures, if any, is currently being assessed.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               43

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on each of the Funds' financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan:
Under the deferred compensation plan approved by each Fund's Board, non-interested Directors ("Independent Directors") may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of the Funds. The Funds may, however, elect to invest in common stock of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations.

Other: Expenses directly related to each of the Funds are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Funds have entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average daily net assets, including proceeds from the issuance of Preferred Stock and TOBs.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in Merrill Lynch Institutional Tax-Exempt Fund. These amounts are shown on the Statements of Operations as fees waived by the Advisor.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate of the Advisor, under which the Advisor pays the sub-advisor for services, which are included in accounting services expenses on the Statements of Operations. It provides a monthly fee that is percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended April 30, 2008, the Funds reimbursed the Advisor for certain accounting services, which are included in accounting services expenses on the Statements of Operations. The reimbursements were as follows:

--------------------------------------------------------------------------------
                                                                   Reimbursement
                                                                  to the Advisor
--------------------------------------------------------------------------------
BlackRock MuniYield Fund, Inc. .................................     $ 8,300
BlackRock MuniYield Insured Fund, Inc. .........................     $12,173
BlackRock MuniYield Quality Fund, Inc. .........................     $ 4,915
BlackRock MuniYield Quality Fund II, Inc. ......................     $ 3,906
--------------------------------------------------------------------------------

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008, were as follows:

--------------------------------------------------------------------------------
                                                        Total           Total
                                                      Purchases         Sales
--------------------------------------------------------------------------------
BlackRock MuniYield Fund, Inc. .................    $168,033,774    $165,863,838
BlackRock MuniYield Insured Fund, Inc. .........    $800,730,168    $841,627,784
BlackRock MuniYield Quality Fund, Inc. .........    $ 94,771,031    $123,574,644
BlackRock MuniYield Quality Fund II, Inc. ......    $ 52,386,741    $ 60,305,248
--------------------------------------------------------------------------------

4. Capital Stock Transactions:

Each Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $0.10 per share, all of which were initially classified as Common Stock. Each Board is authorized, however, to reclassify any unissued shares of stock without approval of the holders of Common Stock.


44                SEMI-ANNUAL REPORT               APRIL 30, 2008

Common Stock

BlackRock MuniYield Fund, Inc.

Shares issued and outstanding during the six months ended April 30, 2008 and during the year ended October 31, 2007, increased by 119,879 and 236,501, respectively, as a result of dividend reinvestment.

BlackRock MuniYield Insured Fund, Inc.

Shares issued and outstanding during the six months ended April 30, 2008 and the year ended October 31, 2007 remained constant.

BlackRock MuniYield Quality Fund, Inc.

Shares issued and outstanding during the six months ended April 30, 2008 and the year ended October 31, 2007 remained constant.

BlackRock MuniYield Quality Fund II, Inc.

Shares issued and outstanding during the six months ended April 30, 2008 and the year ended October 31, 2007 remained constant.

Preferred Stock

Preferred Stock has, with a liquidation preference of $25,000 per share, plus accrued and unpaid dividends that entitles its holders to receive cash dividends at varying annualized rates for each dividend period. The yields in effect at April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                        BlackRock     BlackRock     BlackRock
                          BlackRock     MuniYield     MuniYield     MuniYield
                          MuniYield      Insured       Quality       Quality
                          Fund, Inc.    Fund, Inc.    Fund, Inc.   Fund II, Inc.
--------------------------------------------------------------------------------
Series A ............       2.833% 1      2.924% 1      2.756% 1      2.778% 1
Series B ............       2.924% 1      2.772% 1      3.594% 1      3.061% 1
Series C ............       3.777% 1      3.031% 1      3.594% 1      3.594% 1
Series D ............       3.412% 1      3.488% 1      3.594% 1      4.368% 2
Series E ............       3.777% 1      3.488% 1      4.368% 2         --
Series F ............       3.488% 1      2.756% 1         --            --
Series G ............       4.368% 2      3.594% 1         --            --
Series H ............          --         4.368% 2         --            --
Series I ............          --         4.368% 2         --            --
--------------------------------------------------------------------------------
1 The maximum applicable rate on this series of Preferred Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate
2 The maximum applicable rate on this series of Preferred Stock is the higher of 110% of the Telerate/BBA LIBOR or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Shares issued and outstanding of Preferred Stock for each of the Funds during the six months ended April 30, 2008 and during the year ended October 31, 2007 remained constant.

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on aggregate principal amount. For the six months ended April 30, 2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

--------------------------------------------------------------------------------
                                                                     Commissions
--------------------------------------------------------------------------------
BlackRock MuniYield Fund, Inc. ................................       $180,411
BlackRock MuniYield Insured Fund, Inc. ........................       $258,012
BlackRock MuniYield Quality Fund, Inc. ........................       $176,160
BlackRock MuniYield Quality Fund II, Inc. .....................       $112,292
--------------------------------------------------------------------------------

Dividends on seven-day Preferred Stock are cumulative at a rate, which is reset every seven days based on the results of an auction. If the Preferred Stock fails to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Stock to holders of such shares for each successive dividend period until such time as the stock is successfully auctioned. The maximum applicable rate on the Preferred Stock is footnoted as applicable on the above chart. During the six months ended April 30, 2008, the Preferred Stock of each Fund was successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend rates on the Preferred Stock for each Fund for the six months ended April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                          Series           Low             High          Average
--------------------------------------------------------------------------------
BlackRock MuniYield          A            2.833%          4.250%          3.588%
  Fund, Inc.                 B            2.924%          4.750%          3.858%
                             C            3.016%          4.500%          3.671%
                             D            3.090%          4.204%          3.641%
                             E            2.833%          4.750%          3.688%
                             F            2.772%          4.600%          3.609%
                             G            3.100%          5.198%          3.971%
--------------------------------------------------------------------------------
BlackRock MuniYield          A            2.924%          4.600%          3.691%
  Insured Fund, Inc.         B            2.772%          4.600%          3.733%
                             C            3.031%          4.900%          3.841%
                             D            3.229%          4.400%          3.815%
                             E            2.772%          4.356%          3.497%
                             F            2.756%          4.750%          3.799%
                             G            2.756%          4.508%          3.645%
                             H            2.930%          5.198%          4.054%
                             I            3.000%          4.977%          3.936%
--------------------------------------------------------------------------------
BlackRock MuniYield          A            2.756%          4.750%          3.780%
  Quality Fund, Inc.         B            2.756%          4.508%          3.685%
                             C            3.299%          4.508%          3.810%
                             D            2.866%          4.750%          3.690%
                             E            3.100%          5.198%          3.975%
--------------------------------------------------------------------------------
BlackRock MuniYield          A            2.778%          4.60%           3.834%
  Quality Fund II, Inc.      B            3.061%          4.80%           3.809%
                             C            2.778%          4.508%          3.676%
                             D            2.850%          5.198%          3.899%
--------------------------------------------------------------------------------

Since February 13, 2008, the Preferred Stock of each Fund failed to clear any auctions. As a result, the Preferred Stock dividend rates were reset to the maximum applicable rate, which ranged from 2.756% to 5.198%. A failed auction is not an event of default for the Funds but it is a liquidity event for the holders of the Preferred Stock. A failed auction occurs when there are more sellers of a fund's auction rate preferred stock than buyers. It is impossible to predict how long this imbalance will last. An auction for


                SEMI-ANNUAL REPORT               APRIL 30, 2008               45
each Fund's Preferred Stock may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Stock may not have the ability to sell the Preferred Stock at its liquidation preference.

A Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock is less than 200%.

The Preferred Stock is redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund's Articles Supplementary, are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of Common Stock (one vote per share) and will vote together with holders of Common Stock (one vote per share) as a single class. However, holders of Preferred Stock, voting as a separate class, are also entitled to elect two Directors/Trustees for each Fund. In addition, the 1940 Act requires that, along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock, (b) change a Fund's subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Concentration Risk:

Each Fund's investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

6. Capital Loss Carryforward:

BlackRock MuniYield Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of $27,592,398, of which $21,402,887 expires in 2008, $6,000,235 expires in 2009, and $189,276 expires in 2010. This amount will be available to offset future realized capital gains.

BlackRock MuniYield Insured Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of $7,469,073, of which $1,489,118 expires in 2014 and $5,979,955 expires in 2015. This amount will be available to offset future realized capital gains.

BlackRock MuniYield Quality Fund II, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of $32,574,400, of which $25,942,904 expires in 2008, $1,096,837 expires in 2010 and $5,534,659 expires in 2012. These amounts will be available to offset future realized capital gains.

7. Restatement Information:

Subsequent to the initial issuance of BlackRock MuniYield Insured Fund, Inc.'s October 31, 2006 financial statements, the Fund determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for each of the two years in the period ended October 31, 2005 have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

--------------------------------------------------------------------------------
Financial Highlights for BlackRock MuniYield Insured Fund, Inc.
For the Years Ended October 31, 2005 and 2004
--------------------------------------------------------------------------------
                                                2005                2004
                                         ------------------  -------------------
                                         Previously          Previously
                                          Reported  Restated  Reported  Restated
--------------------------------------------------------------------------------
Total expenses, net of reimbursement1 ...    1.01%    1.60%      .95%    1.19%
Total expenses1 .........................    1.01%    1.60%      .95%    1.19%
Portfolio turnover ......................  123.85%     105%   144.40%     122%
--------------------------------------------------------------------------------

1     Do not reflect the effect of dividends to Preferred Stock shareholders.


46                SEMI-ANNUAL REPORT               APRIL 30, 2008

Notes to Financial Statements (concluded)

8. Subsequent Events:

Each Fund paid a tax-exempt income dividend to holders of its Common Stock on June 2, 2008 to shareholders of record on May 15, 2008. The amount of the tax-exempt income dividend per share was as follows:

----------------------------------------------------------------------------
                                                                   Per Share
                                                                     Amount
----------------------------------------------------------------------------
BlackRock MuniYield Fund, Inc. ........................            $0.068000
BlackRock MuniYield Insured Fund, Inc. ................            $0.056000
BlackRock MuniYield Quality Fund, Inc. ................            $0.057000
BlackRock MuniYield Quality Fund II, Inc. .............            $0.050000
----------------------------------------------------------------------------

The dividends declared on Preferred Stock for the period May 1, 2008 to May 31, 2008 for the Funds were as follows:

--------------------------------------------------------------------------------
                                                      Series              Amount
--------------------------------------------------------------------------------
BlackRock MuniYield Fund, Inc.                          A               $ 97,794
                                                        B               $100,944
                                                        C               $130,392
                                                        D               $117,792
                                                        E               $178,892
                                                        F               $136,396
                                                        G               $168,440
--------------------------------------------------------------------------------
BlackRock MuniYield Insured Fund, Inc.                  A               $170,975
                                                        B               $163,349
                                                        C               $138,686
                                                        D               $148,787
                                                        E               $267,877
                                                        F               $166,009
                                                        G               $167,795
                                                        H               $219,822
                                                        I               $224,763
--------------------------------------------------------------------------------
BlackRock MuniYield Quality Fund, Inc.                  A               $142,117
                                                        B               $144,753
                                                        C               $143,786
                                                        D               $138,810
                                                        E               $178,878
--------------------------------------------------------------------------------
BlackRock MuniYield Quality Fund II, Inc.               A               $139,724
                                                        B               $125,607
                                                        C               $138,786
                                                        D               $ 34,768
--------------------------------------------------------------------------------

On June 2, 2008, the Funds announced the following redemptions of Preferred Stock at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

--------------------------------------------------------------------------------
                                                     Shares
                                  Redemption          to be          Aggregate
                        Series       Date           Redeemed           Price
--------------------------------------------------------------------------------
BlackRock MuniYield        A        7/2/2008            375         $ 9,375,000
  Fund, Inc.               B        7/9/2008            375         $ 9,375,000
                           C       6/25/2008            375         $ 9,375,000
                           D       6/18/2008            375         $ 9,375,000
                           E       6/18/2008            584         $14,600,000
                           F       6/26/2008            359         $ 8,975,000
                           G       6/23/2008            417         $10,425,000
--------------------------------------------------------------------------------
BlackRock MuniYield        A       6/26/2008            744         $18,600,000
  Insured Fund, Inc.       B        7/3/2008            744         $18,600,000
                           C       7/10/2008            744         $18,600,000
                           D       7/17/2008            744         $18,600,000
                           E       6/26/2008          1,353         $33,825,000
                           F        7/8/2008            812         $20,300,000
                           G       6/24/2008            812         $20,300,000
                           H       6/27/2008            880         $22,000,000
                           I       6/23/2008            880         $22,000,000
--------------------------------------------------------------------------------
BlackRock MuniYield        A        7/8/2008            464         $11,600,000
  Quality Fund, Inc.       B       6/24/2008            464         $11,600,000
                           C       7/18/2008            464         $11,600,000
                           D       6/27/2008            464         $11,600,000
                           E       6/23/2008            464         $11,600,000
--------------------------------------------------------------------------------
BlackRock MuniYield        A        7/7/2008            397         $ 9,925,000
  Quaility Fund II, Inc.   B       7/14/2008            397         $ 9,925,000
                           C       6/30/2008            397         $ 9,925,000
                           D       6/24/2008             79         $ 1,975,000
--------------------------------------------------------------------------------

The Funds will finance the Preferred Stock redemptions with cash received from TOB transactions.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               47

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and
  Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance
  Officer of the Funds
Howard Surloff, Secretary

BlackRock MuniYield Fund, Inc. and
BlackRock MuniYield Quality Fund II, Inc.

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

Common Stock and Preferred Stock

BNY Mellon Shareowner Services
Jersey City, NJ 07310

For All Funds:

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

BlackRock MuniYield Insured Fund, Inc. and
BlackRock MuniYield Quality Fund, Inc.

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agents

Common Stock:

Computershare Trust Company, N.A.
Providence, RI 02940

Preferred Stock:

BNY Mellon Owner Services
Jersey City, NJ 07310


48                SEMI-ANNUAL REPORT               APRIL 30, 2008

Additional Information

Dividend Policy

The Funds' dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds' current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds' websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               49

Additional Information (concluded)

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock's website, which can be accessed at http://www.blackrock.com. This reference to BlackRock's website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock's website into this report.

Deposit Securities

Effective May 30, 2008, following approval by the Funds' Board and the applicable ratings agencies, the definition of "Deposited Securities" in the Funds' Articles Supplementary was amended in order to facilitate the redemption of the Funds' Preferred Stock. The following phrase was added to the definition of "Deposit Securities" found in the Funds' Articles Supplementary:

      ; provided, however, that solely in connection with any redemption of AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.


50                SEMI-ANNUAL REPORT               APRIL 30, 2008

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


                SEMI-ANNUAL REPORT               APRIL 30, 2008               51

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Stock. Leverage creates risks for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred Stock, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock MuniYield Fund, Inc.
BlackRock MuniYield Insured Fund, Inc.
BlackRock MuniYield Quality Fund, Inc.
BlackRock MuniYield Quality Fund II, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #MYQII-4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Fund, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Fund, Inc.

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Fund, Inc.

Date: June 23, 2008